First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners Core Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	5.645%	511,266	477,376
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,043,198
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,035,432	1,998,176
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,031,907
American Express Credit Account Master Trust
Series 2022-3 Class A
08/15/2027	3.750%	3,377,000	3,321,634
Series 2022-4 Class A
10/15/2027	4.950%	2,323,000	2,342,810
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	2,807,000	2,854,322
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	792,000	766,303
Series 2022-2 Class A3
04/18/2028	4.380%	1,937,000	1,923,631
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,574,647
Series 2021-2A Class A
02/20/2028	1.660%	4,254,000	3,766,856
Series 2022-4A Class A
02/20/2029	4.770%	1,019,000	1,008,253
Series 2023-1A Class A
04/20/2029	5.250%	4,167,000	4,192,510
Series 2023-2A Class A
10/20/2027	5.200%	2,336,000	2,323,510
Avis Budget Rental Car Funding AESOP LLC(a),(c)
Series 2023-4A Class A
06/20/2029	5.490%	4,876,000	4,873,924
BA Credit Card Trust
Series 2022-A1 Class A1
11/15/2027	3.530%	3,861,000	3,772,474
BMW Vehicle Lease Trust
Series 2023-1 Class A3
11/25/2025	5.160%	744,000	748,629
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A4
06/25/2026	5.070%	1,403,000	1,415,533
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,552,249	1,451,353
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	2,026,821	1,864,675
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	4,779,978	4,437,492
Capital One Multi-Asset Execution Trust
Series 2022-A2 Class A
05/15/2027	3.490%	2,773,000	2,706,904
Capital One Prime Auto Receivables Trust
Series 2023-1 Class A3
02/15/2028	4.870%	5,809,000	5,859,119
Series 2023-1 Class A4
08/15/2028	4.760%	1,936,000	1,957,105
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	850,325	719,255
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	2,599,180	2,576,413
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,274,874
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	5.405%	487,871	462,315
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	184,396	174,566
Series 2003-6 Class 1A5
11/25/2034	4.888%	141,743	140,515
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	6.495%	623,445	621,869
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	380,939	368,294
Series 2019-A Class A2
12/28/2048	3.280%	950,105	898,979
2	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-A Class A2
07/25/2051	1.600%	2,219,898	1,929,274
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month Term SOFR + 3.750% Floor 3.000% 12/15/2024	8.783%	1,337,230	1,341,775
COOF Securitization Trust Ltd.(a),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	2.826%	286,812	20,925
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,122,835	1,093,577
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,839,773
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,376,618
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,315,798
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,529,480
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	1,712,644	1,559,324
Discover Card Execution Note Trust
Series 2022-A3 Class A3
07/15/2027	3.560%	5,968,000	5,836,752
Series 2022-A4 Class A
10/15/2027	5.030%	4,024,000	4,078,229
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	704,041	700,416
DT Auto Owner Trust(a)
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,018,803
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A2
01/22/2029	5.510%	2,788,000	2,781,900
Series 2023-1 Class A3
10/22/2029	5.420%	1,719,000	1,761,372
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	5,793,279
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,762,770
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,064,510
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,464,004
Ford Credit Auto Lease Trust
Series 2022-A Class A4
07/15/2025	3.370%	897,000	874,173
Series 2023-A Class A3
03/15/2026	4.940%	2,983,000	2,979,148
Series 2023-A Class A4
05/15/2026	4.830%	1,492,000	1,477,175
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	6,426,000	6,231,711
Series 2023-1 Class A
08/15/2035	4.850%	7,244,000	7,338,332
Ford Credit Auto Owner Trust
Series 2022-C Class A4
12/15/2027	4.590%	2,286,000	2,299,667
Series 2022-D Class A4
03/15/2028	5.300%	917,000	937,312
Series 2023-A Class A3
02/15/2028	4.650%	6,449,000	6,453,031
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	244,107	239,696
Series 2020-1A Class A
07/16/2040	3.540%	1,307,187	1,260,577
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	785,640
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	187,882	187,418
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	2,019,603	1,974,420
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,230,000	2,051,117
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,856,492
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,131,840
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,678,112
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,475,576

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,074,423
GM Financial Automobile Leasing Trust
Series 2022-2 Class A3
06/20/2025	3.420%	1,065,000	1,042,723
Series 2023-1 Class A3
04/20/2026	5.160%	1,486,000	1,485,850
Series 2023-1 Class A4
01/20/2027	5.160%	2,090,000	2,101,020
GM Financial Consumer Automobile Receivables Trust
Series 2022-2 Class A3
02/16/2027	3.100%	5,446,000	5,285,296
Series 2022-2 Class A4
04/17/2028	3.250%	2,905,000	2,831,861
Series 2022-4 Class A3
08/16/2027	4.820%	2,644,000	2,651,942
GM Financial Revolving Receivables Trust(a)
Series 2022-1 Class A
10/11/2035	5.910%	2,406,000	2,537,040
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	13,478	13,295
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	167,112	154,748
Series 2017-2A Class A
10/15/2053	3.260%	864,893	792,448
Series 2019-2A Class A
04/15/2055	2.760%	1,182,902	982,433
Goodgreen Trust(a),(f),(g)
Series 2017-R1A Class R
10/20/2052	5.000%	789,691	647,547
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	287,803	266,058
Series 2017-1A Class A2
09/20/2047	4.460%	444,423	427,772
Series 2017-3A Class A2
09/20/2048	3.950%	585,675	549,661
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	4,620,000	4,311,516
Series 2023-2A Class A
09/25/2029	5.570%	4,646,000	4,741,584
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	2,318,000	2,053,130
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2022-4A Class A
09/25/2026	3.730%	2,253,000	2,163,460
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/19/2037	8.308%	3,998,500	3,741,937
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	136,726	135,022
Honda Auto Receivables Owner Trust
Series 2022-2 Class A4
12/18/2028	3.760%	1,247,000	1,201,179
Series 2023-1 Class A3
04/21/2027	5.040%	5,040,000	5,093,746
Series 2023-1 Class A4
06/21/2029	4.970%	2,423,000	2,463,153
Hyundai Auto Lease Securitization Trust(a)
Series 2022-C Class A4
08/17/2026	4.480%	2,675,000	2,644,058
Series 2023-A Class A4
11/16/2026	4.940%	1,223,000	1,221,026
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,517,356
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	2,949,393
Series 2022-C Class A4
10/16/2028	5.520%	2,123,000	2,149,360
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,610,274
Subordinated Series 2021-A Class B
12/15/2028	1.460%	932,635	928,207
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,805,000	3,666,442
Subordinated Series 2021-B Class B
02/15/2029	1.680%	4,852,000	4,725,353
Lendmark Funding Trust(a)
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	3,803,655
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,353,281
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,042,880

4	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a),(f),(g)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	6,777,257
LPMS(a),(f),(g)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	6,875,312
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,053,509
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,201,778
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,536,705
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,660,757
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,406,418
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,181,055
Series 2023-1 Class A3
11/15/2027	4.510%	2,041,000	2,037,189
Series 2023-1 Class A4
04/16/2029	4.310%	1,652,000	1,637,658
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,962,656
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	580,970	566,378
Mission Lane Credit Card Master Trust(a)
Series 2021-A Class A
09/15/2026	1.590%	4,395,000	4,312,851
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	6.834%	1,389,607	1,393,179
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	3,890,763	3,443,985
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	20,246	20,082
Series 2018-CA Class A2
06/16/2042	3.520%	68,902	67,383
Series 2018-DA Class A2A
12/15/2059	4.000%	1,722,019	1,671,171
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class A2A
01/15/2043	3.420%	973,816	930,125
Series 2019-CA Class A2
02/15/2068	3.130%	650,700	620,804
Series 2019-D Class A2A
12/15/2059	3.010%	1,983,971	1,850,254
Series 2019-FA Class A2
08/15/2068	2.600%	1,476,099	1,378,059
Series 2020-BA Class A2
01/15/2069	2.120%	817,206	744,102
Series 2020-EA Class A
05/15/2069	1.690%	3,928,600	3,563,014
Series 2020-GA Class A
09/16/2069	1.170%	1,815,670	1,623,600
Series 2020-HA Class A
01/15/2069	1.310%	1,152,542	1,058,388
Series 2021-A Class A
05/15/2069	0.840%	2,865,296	2,503,706
Series 2021-BA Class A
07/15/2069	0.940%	802,530	704,409
Series 2021-CA Class A
10/15/2069	1.060%	3,081,265	2,701,847
Series 2021-EA Class A
12/16/2069	0.970%	4,270,918	3,626,034
Series 2021-FA Class A
02/18/2070	1.110%	2,656,500	2,238,242
Series 2021-GA Class A
04/15/2070	1.580%	665,197	585,050
Series 2022-A Class A
07/15/2070	2.230%	6,448,014	5,790,228
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,488,388	1,425,669
Series 2021-3A Class A1A
08/25/2070	1.770%	2,890,782	2,495,416
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% Floor 0.180% 10/27/2036	4.998%	726,670	709,690
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	4.978%	2,089,575	2,057,175
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	4.928%	2,361,884	2,307,201

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	5.047%	4,400,743	4,295,466
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	5.067%	3,855,122	3,770,178
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	5.127%	311,596	302,458
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,270,295
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	644,993
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	539,804
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,314,633
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	4,976,096
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,498,146	4,319,981
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	1,929,000	1,898,218
Series 2022-A Class A4
12/15/2028	4.180%	948,000	937,813
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,358,801
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	214,511	188,451
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	5,746,000	5,642,522
Series 2022-3 Class A3
12/15/2026	3.400%	1,914,000	1,887,507
Series 2022-4 Class A3
02/16/2027	4.140%	2,778,000	2,743,321
Series 2022-5 Class A3
08/17/2026	4.110%	2,298,000	2,273,600
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-6 Class A3
11/16/2026	4.490%	4,756,000	4,714,430
Series 2022-7 Class A3
04/15/2027	5.750%	1,536,000	1,563,883
SART(f),(g)
Series 2017-1 Class X
11/17/2025	4.750%	415,120	396,855
SART(a),(f),(g)
Series 2018-1 Class A
06/15/2025	4.750%	598,492	565,575
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,636,021
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	3,486,260
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	4,029,567	3,873,033
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	5.833%	284,779	282,391
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	6.134%	340,640	339,930
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	5.784%	462,057	458,592
Series 2022-D Class A1B
30-day Average SOFR + 1.800% Floor 1.800% 10/15/2058	6.358%	2,190,260	2,211,318
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	3,977,615	3,884,151
Series 2018-C Class A2A
11/15/2035	3.630%	1,435,359	1,366,101
Series 2019-A Class A2A
07/15/2036	3.440%	2,886,973	2,811,605
Series 2020-BA Class A1A
07/15/2053	1.290%	1,467,104	1,325,065
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,271,685	2,030,469
Series 2020-PTB Class A2A
09/15/2054	1.600%	6,417,063	5,777,011

6	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-A Class APT1
01/15/2053	1.070%	3,977,839	3,481,340
Series 2021-B Class A
07/17/2051	1.310%	1,425,275	1,269,030
Series 2021-D Class A1A
03/17/2053	1.340%	3,891,482	3,519,868
Series 2021-E Class A1A
02/15/2051	1.680%	2,791,080	2,577,444
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	114,310	109,820
Series 2017-E Class A2B
11/26/2040	2.720%	87,413	87,021
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	271,642	246,138
Series 2021-A Class AFX
08/17/2043	1.030%	921,596	775,702
Series 2021-B Class AFX
02/15/2047	1.140%	2,129,701	1,806,335
Synchrony Card Funding LLC
Series 2022-A1 Class A
04/15/2028	3.370%	2,336,000	2,258,944
Series 2022-A2 Class A
07/15/2028	3.860%	1,432,000	1,400,982
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	862,945	852,319
Series 2022-2A Class A
12/15/2028	6.060%	2,535,358	2,512,193
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	3,521,000	3,535,327
Toyota Auto Loan Extended Note Trust(a)
Series 2022-1A Class A
04/25/2035	3.820%	2,281,000	2,195,429
Toyota Auto Receivables Owner Trust
Series 2022-B Class A4
08/16/2027	3.110%	2,166,000	2,065,790
Series 2022-C Class A4
02/15/2028	3.770%	2,089,000	2,017,281
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,179,315
Series 2023-A Class A4
08/15/2028	4.420%	1,554,000	1,554,630
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	552,826	477,637
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	958,173
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	2,204,341	2,049,861
Series 2021-ST8 Class A
10/20/2029	1.750%	2,146,067	2,008,319
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	1,012,053	999,964
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	1,664,432	1,650,283
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,784,759
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	4,703,724
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,669,635
Verizon Master Trust(d)
Series 2022-4 Class A
11/20/2028	3.400%	3,777,000	3,684,235
Series 2022-6 Class A
01/22/2029	3.670%	3,392,000	3,304,804
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,606,499
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,673,145
VM Debt LLC(a),(f),(g)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,998,528	7,992,223
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	228,330	221,946
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	2,339,000	2,331,117
Total Asset-Backed Securities — Non-Agency (Cost $538,754,213)			515,175,961

Commercial Mortgage-Backed Securities - Agency 5.1%

Fannie Mae Multifamily REMIC Trust(d)
Series 2022-M10 Class A2
01/25/2032	1.938%	7,800,000	6,511,488

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Multifamily REMIC Trust
Series 2022-M1S Class A2
04/25/2032	2.081%	8,700,000	7,318,391
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,355,071
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	724,263
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,779,271
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,174,037
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,314,529
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,453,218
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,261,569
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,213,505
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,175,258
Federal National Mortgage Association
12/01/2025	3.765%	3,337,938	3,284,627
07/01/2026	4.450%	2,416,655	2,435,407
12/01/2026	3.240%	1,500,000	1,445,314
01/01/2027	3.710%	2,877,561	2,817,457
02/01/2027	3.340%	1,000,000	967,298
05/01/2027	2.430%	2,297,471	2,136,302
06/01/2027	2.370%	4,550,000	4,221,363
06/01/2027	3.000%	1,940,906	1,850,039
06/01/2028	3.570%	2,787,000	2,695,082
11/01/2028	1.679%	7,300,000	6,414,812
11/01/2028	4.250%	547,550	547,841
02/01/2029	3.740%	1,515,000	1,480,666
10/01/2029	3.121%	2,216,598	2,102,387
02/01/2030	2.570%	2,515,327	2,287,342
02/01/2030	2.920%	2,668,534	2,493,276
02/01/2030	3.550%	1,000,000	954,713
05/01/2030	3.420%	8,917,281	8,511,399
06/01/2030	3.130%	4,812,000	4,521,567
07/01/2030	3.850%	4,396,628	4,312,771
02/01/2031	3.260%	6,236,000	5,817,148
01/01/2032	2.730%	2,522,332	2,257,023
01/01/2032	2.730%	1,825,000	1,630,694
01/01/2032	2.780%	2,149,043	1,942,105
01/01/2032	2.970%	1,562,360	1,431,496
02/01/2032	2.990%	2,895,437	2,654,450
05/01/2032	3.090%	5,565,000	5,078,983
06/01/2032	3.540%	7,921,000	7,503,016
11/01/2032	4.180%	6,605,000	6,555,992
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2032	4.230%	3,980,981	3,962,649
11/01/2032	4.705%	3,400,000	3,516,814
12/01/2032	4.830%	4,717,000	4,911,009
11/01/2033	2.430%	1,328,381	1,142,200
12/01/2033	2.500%	1,634,884	1,405,338
04/01/2035	3.330%	2,374,436	2,216,875
10/01/2035	2.880%	5,000,000	4,158,863
Series 2015-M10 Class A2
04/25/2027	3.092%	8,018,085	7,683,255
Series 2017-M5 Class A2
04/25/2029	3.176%	1,518,358	1,435,526
Series 2017-T1 Class A
06/25/2027	2.898%	2,761,385	2,604,083
Series 2021-M3 Class 1A1
11/25/2033	1.000%	3,210,542	3,040,069
Series 2022-M13 Class A2
06/25/2032	2.593%	11,430,000	10,014,417
Federal National Mortgage Association(d)
06/01/2037	5.888%	360,637	360,896
CMO Series 2013-M13 Class A2
04/25/2023	2.504%	170,010	164,003
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	313,358	308,379
CMO Series 2015-M11 Class A2
04/25/2025	2.854%	1,799,374	1,739,540
Series 2017-M12 Class A2
06/25/2027	3.062%	1,652,536	1,566,005
Series 2017-M7 Class A2
02/25/2027	2.961%	470,111	447,371
Series 2018-M10 Class A2
07/25/2028	3.358%	2,683,000	2,592,087
Series 2018-M3 Class A2
02/25/2030	3.069%	927,027	857,582
Series 2018-M4 Class A2
03/25/2028	3.086%	1,174,217	1,115,883
Series 2022-M3 Class A2
11/25/2031	1.707%	16,900,000	13,738,639
Federal National Mortgage Association(d),(e)
Series 2021-M3 Class X1
11/25/2033	1.939%	35,867,214	3,243,357
Freddie Mac Multiclass Certificates(d),(e)
Series 2021-P011 Class X1
09/25/2045	1.790%	20,743,824	2,613,338
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.310%	1,000,000	868,388

8	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass Through Certificates(d)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	12,569,956
Freddie Mac Multifamily Structured Pass-Through Certificates(d)
Series K153 Class A2 (FHLMC)
12/25/2032	3.820%	5,800,000	5,613,687
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	3,585,465
FREMF Mortgage Trust(a),(d)
Subordinated Series 2015-K44 Class B
01/25/2048	3.720%	3,410,000	3,303,501
Subordinated Series 2016-K59 Class B
11/25/2049	3.580%	2,383,000	2,264,695
Subordinated Series 2019-K92 Class B
05/25/2052	4.198%	6,000,000	5,621,716
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	4.916%	485,429	482,058
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	5.006%	2,138,003	2,121,841
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	5.006%	2,001,299	1,984,362
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	5.006%	1,099,429	1,090,457
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	5.016%	453,742	450,797
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.435%	819,554	815,709
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
1-month USD LIBOR + 3.750% Floor 3.750% 03/25/2050	8.595%	8,008,000	7,419,850
Total Commercial Mortgage-Backed Securities - Agency (Cost $264,262,115)			251,661,830

Commercial Mortgage-Backed Securities - Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,215,656	2,159,037
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	489,694
Series 2014-SFR3 Class A
12/17/2036	3.678%	976,142	951,540
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	990,352
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,065,177	1,030,110
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,114,052
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	196,949
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,956,142
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,813,154
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,370,130
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,741,498
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,271,895
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,815,473
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,467,623
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,181,458
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,379,772
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,172,302
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	7,733,567
AMSR Trust(a),(d)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,875,257
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,872,388

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	6.959%	8,000,000	7,471,106
BANK(d)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	2,095,000	2,189,989
BANK5(c)
Series 2023-5YR1 Class A3
03/15/2056	6.260%	2,994,000	3,083,760
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A3
05/15/2052	3.319%	1,311,000	1,195,086
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	643,000	624,303
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,481,327
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(e)
CMO Series 2007-T26 Class X1
01/12/2045	0.962%	65,260	1
Benchmark Mortgage Trust
Series 2019-B13 Class A4
08/15/2057	2.952%	1,026,000	892,022
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	5.384%	6,056,000	5,822,490
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	5.373%	2,600,362	2,491,140
Camden Property Trust(a),(g)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,573,907	4,436,690
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	727,251	699,824
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
02/15/2053	2.717%	6,215,000	5,316,422
Citigroup Commercial Mortgage Trust(d)
Series 2022-GC48 Class A5
05/15/2054	4.580%	853,000	823,134
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	183,838	2
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comm Mortgage Trust(d)
Series 2013-CR13 Class A4
11/10/2046	4.194%	943,000	928,734
COMM Mortgage Trust(d)
Series 2013-CR10 Class A4
08/10/2046	4.210%	34,597	34,488
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	6,921,000	6,848,733
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,647,218
Series 2015-LC19 Class A3
02/10/2048	2.922%	4,425,760	4,238,965
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,496,213
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	2,851,965
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,723,308
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,170,948
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,920,000
Commercial Mortgage Trust
Series 2014-CR19 Class ASB
08/10/2047	3.499%	328,074	321,018
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,369,789
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,099,077
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,230,466	1,172,768
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,916,129
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A2
06/15/2052	3.067%	1,046,000	929,324
Series 2021-C20 Class A3
03/15/2054	2.805%	776,000	644,571
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month USD LIBOR + 0.755% Floor 0.755% 10/15/2038	5.439%	2,370,952	2,281,990

10	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,292,852
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,126,824
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,142,867
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,765,976
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,057,330
FIVE Mortgage Trust
Series 2023-V1 Class A3
02/10/2056	5.668%	2,228,000	2,268,829
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	6.560%	3,098,951	2,908,725
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.910%	7,250,000	6,104,506
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.810%	3,962,124	3,850,613
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.060%	2,500,000	2,401,746
FREMF Mortgage Trust(a),(d)
Series 2020-K737 Class B
01/25/2053	3.305%	4,000,000	3,732,158
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,133,013
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,334,483
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,702,259
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,209,000	1,201,643
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,158,979
Series 2015-GC32 Class A3
07/10/2048	3.498%	1,028,451	982,156
Series 2015-GC32 Class AAB
07/10/2048	3.513%	3,296,690	3,209,186
Series 2020-GC47 Class A5
05/12/2053	2.377%	978,000	808,351
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,422,166
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	1,228,883	1,202,051
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,941,406
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A5
07/15/2045	3.664%	1,141,367	1,127,008
Series 2013-C17 Class A4
01/15/2047	4.199%	605,000	595,729
Series 2014-C23 Class A4
09/15/2047	3.670%	475,064	460,991
Series 2015-C28 Class A3
10/15/2048	2.912%	2,025,561	1,915,176
JPMorgan Chase Commercial Mortgage Securities Trust(d),(e)
CMO Series 2006-CB15 Class X1
06/12/2043	1.009%	264,397	2,929
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,614,088
KGS-Alpha SBA COOF Trust(a),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	0.679%	756,949	13,904
CMO Series 2013-2 Class A
03/25/2039	1.611%	1,228,686	39,391
CMO Series 2014-2 Class A
04/25/2040	2.998%	255,900	16,890
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,390,244
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	5.634%	3,672,091	3,534,352
Morgan Stanley Capital I Trust(a),(d),(e)
CMO Series 2006-T21 Class X
10/12/2052	0.062%	1,776,937	18
Morgan Stanley Capital I Trust(d)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	838,983
Morgan Stanley Capital I Trust
Series 2019-L2 Class A3
03/15/2052	3.806%	1,425,000	1,321,883
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,136,328

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,655,215
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,117,877
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,065,858
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,191,856
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,310,500
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,120,635
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,016,379
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,084,996
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,155,852
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,392,868
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	7,000,000	6,043,041
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,249,123
Progress Residential Trust(a),(h)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,358,427
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,827,419
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	794,389
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,541,041
Starwood Waypoint Homes Trust(g)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,257,450
TPI Re-REMIC Trust(a),(h)
Series 2022-FRR1 Class DK33
07/25/2046	0.000%	3,500,000	3,349,811
Series 2022-FRR1 Class DK34
07/25/2046	0.000%	7,175,000	6,867,113
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-FRR1 Class DK35
08/25/2046	0.000%	2,639,000	2,525,758
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	36,560	35,880
Wachovia Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2004-C12 Class
07/15/2041	0.693%	685,421	1,463
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	418,711	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	5.834%	2,368,002	2,229,066
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $321,555,346)			294,652,981

Convertible Bonds 0.0%

Banking 0.0%
ING Groep NV(i)
12/31/2079	3.875%	1,500,000	1,088,661
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	346,000	290,620
Total			1,379,281
Total Convertible Bonds (Cost $1,846,000)			1,379,281

Corporate Bonds & Notes 28.4%

Aerospace & Defense 0.5%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	390,694
04/10/2047	3.950%	150,000	129,867
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	339,508
09/15/2050	3.000%	209,000	145,644
Boeing Co. (The)
02/04/2026	2.196%	3,178,000	2,947,948
05/01/2026	3.100%	580,000	549,718
05/01/2027	5.040%	495,000	498,604
03/01/2028	3.250%	340,000	313,134
02/01/2035	3.250%	1,029,000	839,297
02/01/2050	3.750%	1,837,000	1,387,006
05/01/2060	5.930%	1,419,000	1,418,466
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	395,742

12	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
05/01/2030	4.400%	2,993,000	2,974,919
03/15/2033	4.700%	1,934,000	1,953,414
03/15/2053	4.950%	1,384,000	1,377,875
Raytheon Technologies Corp.
02/27/2033	5.150%	2,890,000	3,003,075
04/15/2047	4.350%	180,000	162,617
02/27/2053	5.375%	1,927,000	2,028,825
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	420,000	420,175
11/30/2029	9.375%	168,000	183,383
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	685,538
TransDigm, Inc.
11/15/2027	5.500%	685,000	645,976
United Technologies Corp.
11/16/2028	4.125%	378,000	372,486
06/01/2042	4.500%	153,000	144,769
05/15/2045	4.150%	199,000	174,129
11/01/2046	3.750%	450,000	372,333
Total			23,855,142
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	619,113	637,258
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,368,090	1,285,909
Series 2017-1 Class A
01/15/2030	3.550%	418,662	354,884
Series 2017-1 Class AA
01/15/2030	3.300%	295,526	259,356
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,266,654	1,125,632
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	886,849
04/20/2029	5.750%	2,545,000	2,442,624
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	465,495	417,882
Series 2018-1 Class AA
09/20/2031	3.800%	335,298	308,437
Series 2019-1 Class AA
12/15/2032	3.300%	574,714	496,087
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	99,915	97,026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	4,944,000	4,742,826
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	221,970	194,879
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,037,323	891,241
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	997,258
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	175,189	167,416
03/01/2026	4.600%	207,706	195,601
Series 2016-1 Class AA
07/07/2028	3.100%	567,830	518,974
Series 2016-1 Class B
01/07/2026	3.650%	74,901	69,414
Series 2018-1 Class A
03/01/2030	3.700%	1,407,874	1,207,341
Series 2018-1 Class AA
03/01/2030	3.500%	643,151	571,277
Series 2019-1 Class A
08/25/2031	4.550%	751,040	661,964
Series 2019-1 Class AA
08/25/2031	4.150%	840,093	753,276
Total			18,646,153
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,614,000	1,399,066
04/15/2052	4.300%	723,000	568,600
ERP Operating LP
12/01/2028	4.150%	164,000	158,088
Essex Portfolio LP
03/01/2028	1.700%	2,112,000	1,815,629
01/15/2031	1.650%	307,000	237,496
06/15/2031	2.550%	832,000	683,315
03/15/2032	2.650%	295,000	240,266
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	278,000	213,481
04/15/2032	4.150%	1,606,000	1,438,663
Mid-America Apartments LP
10/15/2023	4.300%	827,000	819,811
UDR, Inc.
09/01/2026	2.950%	363,000	339,175
01/15/2030	3.200%	188,000	168,123
08/15/2031	3.000%	115,000	98,466
08/01/2032	2.100%	266,000	204,606
Total			8,384,785

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,016,276
04/15/2028	7.000%	500,000	514,133
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,002,930
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,667,203
Clarios Global LP(a)
05/15/2025	6.750%	741,000	748,072
Daimler Trucks Finance North America LLC(a)
04/07/2025	3.500%	400,000	387,656
Dana, Inc.
06/15/2028	5.625%	1,060,000	995,458
Ford Motor Co.
01/15/2043	4.750%	179,000	136,265
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,045,521
01/08/2026	4.389%	1,685,000	1,598,451
08/10/2026	2.700%	2,229,000	1,984,073
01/09/2027	4.271%	201,000	187,251
08/17/2027	4.125%	2,245,000	2,055,757
02/10/2029	2.900%	1,547,000	1,281,354
05/03/2029	5.113%	948,000	889,567
03/06/2030	7.350%	552,000	568,132
06/17/2031	3.625%	700,000	576,599
General Motors Co.
10/15/2029	5.400%	1,636,000	1,622,685
04/01/2045	5.200%	750,000	629,165
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	778,319
04/07/2025	3.800%	195,000	189,502
01/08/2026	1.250%	714,000	642,911
01/08/2031	2.350%	477,000	376,767
06/10/2031	2.700%	400,000	320,741
01/12/2032	3.100%	905,000	737,645
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	396,646
07/15/2029	5.000%	630,000	562,602
04/30/2031	5.250%	495,000	435,276
07/15/2031	5.250%	695,000	598,004
Harley-Davidson Financial Services, Inc.(a)
03/10/2028	6.500%	2,795,000	2,831,709
Hyundai Capital America(a)
01/08/2024	0.800%	740,000	713,728
10/15/2025	1.800%	208,000	190,927
01/08/2026	1.300%	2,243,000	2,014,445
03/30/2026	5.500%	2,785,000	2,790,002
06/15/2026	1.500%	1,710,000	1,521,517
02/10/2027	3.000%	315,000	288,657
10/15/2027	2.375%	218,000	192,564
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/10/2028	1.800%	331,000	281,326
03/30/2028	5.600%	1,857,000	1,860,833
Mercedes-Benz Finance North America LLC(a)
03/30/2028	4.800%	2,255,000	2,261,442
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	554,314
Total			40,446,425
Banking 6.6%
ABN AMRO Bank NV(a),(i)
12/13/2029	2.470%	1,300,000	1,092,980
Subordinated
03/13/2037	3.324%	1,000,000	770,082
AIB Group PLC(a)
10/12/2023	4.750%	577,000	573,353
AIB Group PLC(a),(i)
04/10/2025	4.263%	655,000	640,928
American Express Co.
02/13/2026	4.900%	455,000	458,592
11/05/2027	5.850%	1,200,000	1,260,209
Subordinated
12/05/2024	3.625%	170,000	165,873
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	256,064
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	285,316
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	218,375
Banco Santander SA
05/28/2025	2.746%	400,000	376,382
03/25/2026	1.849%	400,000	358,250
Banco Santander SA(i)
09/14/2027	1.722%	200,000	174,199
Subordinated
11/22/2032	3.225%	200,000	155,553
Bank of America Corp.(i)
07/23/2024	3.864%	250,000	248,522
10/01/2025	3.093%	737,000	709,695
12/06/2025	1.530%	7,798,000	7,306,155
03/11/2027	1.658%	6,666,000	6,030,526
07/22/2027	1.734%	6,042,000	5,408,482
02/04/2028	2.551%	1,545,000	1,406,330
04/24/2028	3.705%	1,800,000	1,702,809
12/20/2028	3.419%	5,015,000	4,663,268
02/13/2031	2.496%	1,689,000	1,431,383
07/23/2031	1.898%	715,000	573,223
04/22/2032	2.687%	3,324,000	2,775,581
02/04/2033	2.972%	2,190,000	1,845,697
06/19/2041	2.676%	4,775,000	3,375,547

14	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	377,061
Bank of Montreal(i)
Subordinated
12/15/2032	3.803%	199,000	178,662
Bank of Nova Scotia (The)
04/11/2025	3.450%	1,150,000	1,115,438
Subordinated
12/16/2025	4.500%	260,000	254,811
Banque Federative du Credit Mutuel SA(a)
07/13/2025	4.524%	2,260,000	2,206,206
01/26/2026	4.935%	320,000	315,827
10/04/2026	1.604%	745,000	653,228
Barclays PLC(i)
12/10/2024	1.007%	577,000	556,509
11/02/2033	7.437%	5,240,000	5,786,884
BNP Paribas SA(a),(i)
06/09/2026	2.219%	289,000	265,707
01/13/2027	1.323%	230,000	203,366
01/20/2033	3.132%	341,000	285,031
BPCE SA(a)
01/20/2026	1.000%	401,000	358,212
01/18/2028	5.125%	2,950,000	2,920,230
Subordinated
07/11/2024	4.625%	300,000	292,713
BPCE SA(a),(i)
10/06/2026	1.652%	284,000	255,460
01/20/2032	2.277%	855,000	665,253
Subordinated
10/19/2032	3.116%	2,390,000	1,820,762
BPCE SA
12/02/2026	3.375%	700,000	654,295
Capital One Financial Corp.(i)
11/02/2027	1.878%	450,000	387,179
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%	239,000	223,456
Citigroup, Inc.(i)
04/24/2025	3.352%	220,000	214,521
01/25/2026	2.014%	3,720,000	3,503,787
04/08/2026	3.106%	682,000	652,105
09/29/2026	5.610%	2,511,000	2,525,934
02/24/2028	3.070%	690,000	641,891
07/24/2028	3.668%	1,140,000	1,079,876
04/23/2029	4.075%	170,000	162,006
03/20/2030	3.980%	1,300,000	1,214,025
01/29/2031	2.666%	2,000,000	1,708,585
11/03/2032	2.520%	2,275,000	1,858,999
11/17/2033	6.270%	3,170,000	3,428,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/24/2039	3.878%	1,735,000	1,475,096
Junior Subordinated
12/31/2079	5.950%	484,000	459,473
Citigroup, Inc.
12/01/2025	7.000%	765,000	795,198
10/21/2026	3.200%	551,000	520,097
01/15/2028	6.625%	215,000	231,661
Citizens Financial Group, Inc.
02/06/2030	2.500%	928,000	732,935
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	373,838
Cooperatieve Rabobank UA(a),(i)
02/28/2029	5.564%	6,536,000	6,580,442
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	279,690
07/21/2026	3.750%	356,000	336,542
Credit Agricole SA(a),(i)
06/16/2026	1.907%	1,130,000	1,038,605
01/26/2027	1.247%	1,790,000	1,585,731
Subordinated
01/10/2033	4.000%	1,634,000	1,478,481
Credit Agricole SA(a)
07/12/2028	5.301%	3,920,000	3,970,880
Subordinated
03/17/2025	4.375%	340,000	328,560
01/14/2030	3.250%	685,000	573,671
01/11/2041	2.811%	250,000	168,239
Credit Suisse AG
04/09/2025	2.950%	925,000	859,464
Credit Suisse Group AG(a),(i)
09/11/2025	2.593%	770,000	715,133
06/05/2026	2.193%	580,000	514,039
02/02/2027	1.305%	1,390,000	1,183,727
08/11/2028	6.442%	2,687,000	2,669,788
01/12/2029	3.869%	250,000	222,680
04/01/2031	4.194%	664,000	585,177
05/14/2032	3.091%	664,000	532,823
11/15/2033	9.016%	871,000	1,035,173
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,464,000	1,320,640
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	634,848
03/26/2025	3.750%	250,000	230,337
Danske Bank A/S(a),(i)
12/20/2025	3.244%	500,000	475,790
01/09/2026	6.466%	1,069,000	1,070,930

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(i)
11/24/2026	2.129%	945,000	813,166
01/07/2028	2.552%	250,000	212,956
01/18/2029	6.720%	210,000	209,092
Subordinated
01/07/2033	3.742%	2,984,000	2,167,727
Deutsche Bank AG/New York(i)
09/18/2024	2.222%	680,000	661,398
DNB Bank ASA(a),(i)
03/30/2028	1.605%	685,000	592,363
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	644,152
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	191,700
11/16/2026	3.500%	900,000	859,627
01/26/2027	3.850%	723,000	698,046
02/07/2030	2.600%	546,000	468,898
Subordinated
10/21/2025	4.250%	181,000	175,830
Goldman Sachs Group, Inc. (The)(i)
09/29/2025	3.272%	302,000	292,851
03/09/2027	1.431%	2,635,000	2,355,327
10/21/2027	1.948%	2,081,000	1,858,399
02/24/2028	2.640%	1,700,000	1,552,100
03/15/2028	3.615%	770,000	729,110
06/05/2028	3.691%	1,301,000	1,234,538
04/22/2032	2.615%	2,705,000	2,253,181
02/24/2033	3.102%	2,270,000	1,945,533
02/24/2043	3.436%	200,000	154,055
HSBC Holdings PLC(i)
05/18/2024	3.950%	224,000	223,184
11/03/2026	7.336%	553,000	575,420
11/22/2027	2.251%	2,215,000	1,961,486
03/13/2028	4.041%	343,000	322,935
08/11/2028	5.210%	2,050,000	2,032,953
09/22/2028	2.013%	2,500,000	2,142,098
03/09/2029	6.161%	3,724,000	3,828,159
08/17/2029	2.206%	1,330,000	1,118,260
08/18/2031	2.357%	1,420,000	1,145,662
05/24/2032	2.804%	3,240,000	2,647,667
11/22/2032	2.871%	1,830,000	1,490,621
03/09/2034	6.254%	6,132,000	6,410,399
03/09/2044	6.332%	2,402,000	2,535,921
ING Groep NV(i)
04/01/2027	1.726%	275,000	244,800
Intesa Sanpaolo SpA(a),(i)
Subordinated
06/01/2042	4.950%	2,956,000	1,954,118
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(i)
12/10/2025	1.561%	6,975,000	6,536,758
11/19/2026	1.045%	1,103,000	986,189
02/04/2027	1.040%	6,501,000	5,802,294
04/22/2027	1.578%	2,079,000	1,867,659
06/01/2028	2.182%	2,574,000	2,307,469
KeyBank NA
01/26/2033	5.000%	1,560,000	1,448,584
Lloyds Banking Group PLC(i)
03/18/2026	3.511%	290,000	276,031
05/11/2027	1.627%	356,000	314,262
03/06/2029	5.871%	4,720,000	4,761,287
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	372,984
Subordinated
12/10/2025	4.582%	300,000	284,914
M&T Bank Corp.
01/27/2034	5.053%	780,000	721,718
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	320,260
01/15/2026	3.900%	370,000	361,265
Macquarie Bank Ltd.(a),(i)
Subordinated
03/03/2036	3.052%	280,000	214,333
Macquarie Group Ltd.(a),(i)
01/12/2027	1.340%	196,000	174,952
01/15/2030	5.033%	390,000	386,456
Manufacturers & Traders Trust Co.
01/27/2028	4.700%	664,000	621,949
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	709,000	667,970
07/17/2030	2.048%	549,000	447,295
07/18/2039	3.751%	242,000	206,207
Mitsubishi UFJ Financial Group, Inc.(i)
09/12/2025	5.063%	3,535,000	3,509,199
02/20/2026	5.719%	7,468,000	7,486,751
07/20/2027	1.538%	420,000	371,409
02/22/2029	5.422%	1,917,000	1,934,603
02/22/2031	5.475%	1,176,000	1,185,277
01/19/2033	2.852%	870,000	718,038
02/22/2034	5.441%	2,100,000	2,121,741
Mizuho Financial Group, Inc.(i)
05/25/2026	2.226%	392,000	366,133
05/22/2027	1.234%	385,000	338,315
09/13/2028	5.414%	1,165,000	1,169,574
05/27/2029	5.667%	2,801,000	2,838,201
09/13/2030	2.869%	219,000	188,733
05/27/2031	5.739%	1,917,000	1,955,610
05/27/2034	5.754%	2,359,000	2,408,744

16	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
SOFR + 0.455% 01/25/2024	5.275%	523,000	521,359
Morgan Stanley(i)
04/17/2025	3.620%	855,000	839,197
05/30/2025	0.790%	5,416,000	5,128,282
10/21/2025	0.864%	463,000	430,244
04/28/2026	2.188%	1,680,000	1,578,662
12/10/2026	0.985%	4,275,000	3,810,160
07/20/2027	1.512%	3,269,000	2,900,808
07/22/2028	3.591%	889,000	840,350
01/24/2029	3.772%	333,000	315,522
02/01/2029	5.123%	3,327,000	3,347,836
01/23/2030	4.431%	527,000	507,237
02/13/2032	1.794%	4,653,000	3,653,415
04/28/2032	1.928%	5,000,000	3,953,532
01/21/2033	2.943%	291,000	246,644
10/18/2033	6.342%	3,165,000	3,460,239
04/22/2039	4.457%	215,000	197,299
Subordinated
01/19/2038	5.948%	515,000	510,980
Morgan Stanley
07/23/2025	4.000%	700,000	686,461
01/27/2045	4.300%	170,000	149,088
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	750,000	587,174
01/12/2033	6.429%	1,922,000	1,966,374
National Australia Bank Ltd.(a),(i)
Subordinated
08/02/2034	3.933%	935,000	819,912
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	183,416
NatWest Group PLC(i)
11/10/2026	7.472%	855,000	886,844
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,335,051
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	200,897
Northern Trust Corp.(i)
Subordinated
05/08/2032	3.375%	231,000	208,807
Royal Bank of Canada
08/03/2027	4.240%	2,865,000	2,796,001
Royal Bank of Scotland Group PLC(i)
03/22/2025	4.269%	340,000	333,259
05/22/2028	3.073%	576,000	521,339
05/08/2030	4.445%	208,000	194,822
Subordinated
11/01/2029	3.754%	273,000	256,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	365,770
Santander Holdings USA, Inc.(i)
03/09/2029	6.499%	2,794,000	2,792,253
Santander UK Group Holdings PLC(i)
06/14/2027	1.673%	2,071,000	1,804,066
01/11/2028	2.469%	420,000	369,211
01/10/2029	6.534%	2,620,000	2,665,058
Societe Generale SA(a),(i)
12/14/2026	1.488%	2,401,000	2,098,549
01/12/2027	6.447%	600,000	598,408
01/19/2028	2.797%	1,910,000	1,687,175
01/10/2029	6.446%	600,000	601,293
06/09/2032	2.889%	1,240,000	972,676
Societe Generale SA(a)
01/22/2030	3.000%	354,000	293,750
Subordinated
04/14/2025	4.250%	900,000	845,065
SouthTrust Bank
Subordinated
05/15/2025	7.690%	250,000	259,524
Standard Chartered PLC(a),(i)
01/30/2026	2.819%	494,000	465,977
01/14/2027	1.456%	460,000	406,746
11/16/2028	7.767%	1,600,000	1,720,634
01/09/2029	6.301%	3,528,000	3,596,244
Subordinated
03/15/2033	4.866%	239,000	219,419
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	516,119
07/14/2026	2.632%	201,000	185,866
10/19/2026	3.010%	297,000	276,311
01/13/2028	5.520%	4,073,000	4,134,574
07/16/2029	3.040%	769,000	680,154
01/13/2030	5.710%	4,034,000	4,160,887
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	184,589
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	184,415
Truist Financial Corp.(i)
01/26/2034	5.122%	275,000	267,880
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	232,923
UBS Group AG(a),(i)
01/30/2027	1.364%	358,000	313,722
08/05/2027	4.703%	1,126,000	1,079,425
08/10/2027	1.494%	2,084,000	1,794,452
05/12/2028	4.751%	1,880,000	1,795,386

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/13/2030	3.126%	4,930,000	4,192,230
02/11/2033	2.746%	510,000	409,615
08/05/2033	4.988%	914,000	871,166
01/12/2034	5.959%	2,239,000	2,294,437
02/11/2043	3.179%	520,000	367,573
UBS Group Funding Switzerland AG(a)
09/24/2025	4.125%	399,000	381,515
UniCredit SpA(a),(i)
09/22/2026	2.569%	1,095,000	989,799
Wells Fargo & Co.
09/29/2025	3.550%	682,000	656,023
Subordinated
06/03/2026	4.100%	265,000	256,626
06/14/2046	4.400%	238,000	196,256
Wells Fargo & Co.(i)
02/11/2026	2.164%	273,000	257,162
04/25/2026	3.908%	855,000	829,021
06/17/2027	3.196%	1,727,000	1,625,464
03/24/2028	3.526%	929,000	876,467
02/11/2031	2.572%	2,845,000	2,413,855
07/25/2033	4.897%	3,638,000	3,548,485
04/30/2041	3.068%	4,687,000	3,493,139
Westpac Banking Corp.
05/13/2026	2.850%	170,000	161,119
11/20/2028	1.953%	200,000	174,166
Westpac Banking Corp.(i)
Subordinated
02/04/2030	2.894%	1,630,000	1,530,553
11/23/2031	4.322%	600,000	569,576
Total			325,416,557
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
04/22/2033	6.200%	2,138,000	2,230,498
Brookfield Finance LLC
04/15/2050	3.450%	211,000	143,164
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	371,397
09/20/2047	4.700%	76,000	65,681
Invesco Finance PLC
01/15/2026	3.750%	193,000	185,401
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	445,426
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	619,262
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	335,373
07/16/2030	2.679%	290,000	234,467
Total			4,630,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	808,347
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,280,000	1,106,667
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	294,600
Masco Corp.
10/01/2030	2.000%	400,000	318,340
08/15/2032	6.500%	184,000	193,876
PGT Innovations, Inc.(a)
10/01/2029	4.375%	785,000	710,704
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	559,400
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,005,000	938,213
07/15/2030	4.375%	555,000	481,880
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	967,898
Total			6,379,925
Cable and Satellite 0.9%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	486,495
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	615,000	580,897
06/01/2029	5.375%	4,990,000	4,583,644
03/01/2030	4.750%	5,270,000	4,567,071
02/01/2031	4.250%	1,160,000	950,621
Charter Communications Operating LLC/Capital
04/01/2038	5.375%	286,000	248,778
06/01/2041	3.500%	483,000	330,274
03/01/2042	3.500%	4,796,000	3,239,017
03/01/2050	4.800%	392,000	298,209
04/01/2051	3.700%	430,000	274,565
06/01/2052	3.900%	970,000	638,988
Comcast Corp.
03/01/2026	3.150%	212,000	205,637
11/15/2027	5.350%	1,848,000	1,923,690
02/01/2030	2.650%	1,020,000	908,363
11/15/2032	5.500%	2,719,000	2,899,136
08/15/2034	4.200%	400,000	382,563
03/01/2038	3.900%	2,000,000	1,796,126
11/01/2039	3.250%	218,000	176,318
04/01/2040	3.750%	259,000	222,597
11/01/2049	3.999%	170,000	142,677
02/01/2050	3.450%	181,000	139,469
11/01/2051	2.887%	1,087,000	741,780
11/01/2052	4.049%	1,049,000	884,341
11/01/2056	2.937%	2,445,000	1,629,430
11/01/2063	2.987%	1,331,000	863,634

18	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	316,767
10/01/2050	2.950%	290,000	185,230
CSC Holdings LLC
06/01/2024	5.250%	970,000	936,136
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,396,340
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	928,411
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	1,878,084
07/01/2026	7.750%	2,380,000	1,570,806
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,119,203
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	875,000	803,468
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,724,158
07/15/2028	4.000%	795,000	683,366
07/01/2029	5.500%	1,235,000	1,122,935
TCI Communications, Inc.
02/15/2028	7.125%	415,000	462,809
Time Warner Cable LLC
05/01/2037	6.550%	205,000	201,538
06/15/2039	6.750%	477,000	469,798
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	962,424
04/15/2027	5.125%	690,000	665,926
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	845,787
Total			46,387,506
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	310,005
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	511,916
Avient Corp.(a)
08/01/2030	7.125%	810,000	835,331
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,364,593
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	186,060
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,432,946
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	348,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	727,405
Dow Chemical Co. (The)
11/01/2029	7.375%	661,000	754,519
05/15/2053	6.900%	878,000	1,016,163
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,279,830
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	909,852
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	255,974
11/01/2030	2.300%	390,000	313,227
11/15/2040	3.268%	172,000	122,081
LYB International Finance III LLC
10/01/2025	1.250%	368,000	333,645
Nutrien Ltd.
04/01/2029	4.200%	155,000	149,619
03/15/2035	4.125%	239,000	214,381
04/01/2049	5.000%	220,000	204,058
Olin Corp.
08/01/2029	5.625%	455,000	445,694
PPG Industries, Inc.
03/15/2026	1.200%	213,000	192,092
Rohm and Haas Co.
07/15/2029	7.850%	1,454,000	1,664,300
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	977,738
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,133,580
Total			15,683,557
Construction Machinery 0.4%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	984,175
John Deere Capital Corp.
03/03/2026	5.050%	3,263,000	3,322,435
09/15/2027	4.150%	4,411,000	4,388,009
03/03/2028	4.900%	2,331,000	2,395,812
10/11/2029	4.850%	1,540,000	1,592,460
Terex Corp.(a)
05/15/2029	5.000%	520,000	483,281
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,055,915
01/15/2030	5.250%	765,000	735,872
02/15/2031	3.875%	1,055,000	930,803
Total			16,888,762

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	506,935
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	910,000	770,179
06/01/2028	4.625%	920,000	769,858
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,081,970
Ford Foundation (The)
06/01/2070	2.815%	440,000	273,727
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	952,749
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	1,964,676
Service Corp. International
06/01/2029	5.125%	980,000	947,300
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	998,684
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	997,128
Total			9,263,206
Consumer Products 0.5%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,109,645
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	686,280
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,109,108
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	1,010,237
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,745,000	1,580,431
GSK Consumer Healthcare Capital US LLC
03/24/2029	3.375%	847,000	780,562
Kenvue, Inc.(a)
03/22/2028	5.050%	3,398,000	3,512,047
03/22/2033	4.900%	3,721,000	3,843,159
03/22/2053	5.050%	1,862,000	1,920,192
03/22/2063	5.200%	466,000	482,377
Mattel, Inc.(a)
04/01/2029	3.750%	645,000	579,614
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	321,910
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,088,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	835,029
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,416,043
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,465,000	1,282,240
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,204,986
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	809,298
Total			23,571,699
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	826,240
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	637,519
04/15/2029	4.125%	545,000	485,288
Chart Industries, Inc.(a)
01/01/2030	7.500%	795,000	821,409
Eaton Corp.
04/01/2024	7.625%	170,000	171,764
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,334,581
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,182,872
TriMas Corp.(a)
04/15/2029	4.125%	725,000	643,004
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	790,000	745,437
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,854,910
WW Grainger, Inc.
06/15/2045	4.600%	200,000	191,002
Xylem, Inc.
01/30/2031	2.250%	176,000	148,187
Total			9,042,213
Electric 2.3%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	319,891
08/15/2051	2.750%	600,000	396,724
03/15/2053	5.400%	590,000	614,535
Alabama Power Co.
02/15/2033	5.700%	159,000	166,684
05/15/2038	6.125%	70,000	75,465
07/15/2051	3.125%	360,000	254,621

20	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alexander Funding Trust(a)
11/15/2023	1.841%	1,567,000	1,519,292
Ameren Corp.
03/15/2027	1.950%	240,000	215,259
American Electric Power Co., Inc.
03/01/2033	5.625%	1,864,000	1,931,861
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	583,000	490,750
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	848,431
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,250,000	1,052,734
08/15/2046	3.500%	376,000	290,050
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	329,953
02/01/2025	3.500%	180,000	177,154
05/01/2053	4.600%	197,000	180,132
Calpine Corp.(a)
06/01/2026	5.250%	360,000	350,690
02/15/2028	4.500%	1,115,000	1,033,966
CenterPoint Energy Houston Electric LLC
04/01/2033	4.950%	1,395,000	1,424,870
03/01/2052	3.600%	923,000	732,734
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	191,916
02/01/2053	5.300%	375,000	388,031
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	203,202
Consolidated Edison Co. of New York, Inc.
03/01/2033	5.200%	2,614,000	2,695,745
Constellation Energy Generation LLC
03/01/2033	5.800%	840,000	867,575
Consumers Energy Co.
05/15/2033	4.625%	720,000	718,172
08/15/2052	2.650%	560,000	368,492
05/01/2060	2.500%	715,000	418,398
08/31/2064	4.350%	547,000	464,356
DTE Electric Co.
06/15/2042	3.950%	364,000	296,206
04/01/2043	4.000%	775,000	666,924
03/01/2050	2.950%	1,460,000	1,026,234
03/01/2052	3.650%	668,000	532,108
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	219,458
04/15/2031	2.550%	851,000	731,046
03/15/2032	2.850%	1,553,000	1,350,461
12/15/2041	4.250%	313,000	279,596
03/15/2052	3.550%	1,131,000	884,424
01/15/2053	5.350%	1,874,000	1,953,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
06/15/2031	2.550%	916,000	765,805
06/15/2051	3.500%	258,000	189,438
Duke Energy Florida LLC
12/15/2031	2.400%	1,247,000	1,046,336
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	149,979
04/01/2050	2.750%	1,905,000	1,260,167
04/01/2053	5.400%	175,000	178,421
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,730,308
02/01/2049	4.300%	295,000	251,283
Duke Energy Progress LLC
03/15/2033	5.250%	2,374,000	2,466,990
04/01/2035	5.700%	300,000	308,417
10/15/2046	3.700%	323,000	255,567
09/15/2047	3.600%	300,000	232,905
08/15/2050	2.500%	1,261,000	787,959
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	635,156
10/01/2030	2.532%	373,000	302,142
Emera US Finance LP
06/15/2046	4.750%	600,000	488,122
Enel Chile SA
06/12/2028	4.875%	149,000	144,469
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	309,130
07/12/2028	1.875%	1,636,000	1,380,166
07/12/2031	2.250%	1,764,000	1,377,360
Entergy Arkansas LLC
01/15/2033	5.150%	1,874,000	1,925,162
06/15/2051	2.650%	1,440,000	929,960
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	299,133
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	415,055
03/15/2051	2.900%	211,000	143,889
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,304,053
Eversource Energy
07/01/2027	4.600%	232,000	232,263
08/15/2030	1.650%	1,420,000	1,143,202
Exelon Corp.
03/15/2033	5.300%	1,857,000	1,890,738
03/15/2053	5.600%	1,122,000	1,144,062
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,567,097
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	905,000	761,724

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
04/01/2033	5.100%	925,000	958,228
09/01/2035	5.400%	600,000	619,100
Fortis, Inc.
10/04/2026	3.055%	620,000	581,381
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	430,302
05/14/2030	2.950%	530,000	466,965
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	255,297
03/01/2032	2.750%	1,373,000	1,158,901
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	155,924
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	744,321
06/15/2047	4.200%	400,000	339,423
Metropolitan Edison Co.(a)
04/01/2028	5.200%	1,393,000	1,407,067
01/15/2029	4.300%	1,470,000	1,409,822
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	644,592
08/01/2052	2.700%	1,083,000	732,586
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,545,000	1,490,563
Mississippi Power Co.
03/15/2042	4.250%	574,000	491,093
07/30/2051	3.100%	1,499,000	1,032,248
Nevada Power Co.
04/01/2036	6.650%	225,000	257,142
09/15/2040	5.375%	546,000	541,751
New England Power Co.(a)
12/05/2047	3.800%	168,000	137,321
NextEra Energy Capital Holdings, Inc.
02/28/2033	5.050%	1,160,000	1,163,229
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	689,897
Northern States Power Co.
06/01/2052	4.500%	440,000	406,291
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	263,848
12/02/2027	2.450%	960,000	823,591
06/15/2029	4.450%	585,000	532,615
06/15/2029	5.250%	900,000	830,785
NRG Energy, Inc.
01/15/2027	6.625%	107,000	107,142
01/15/2028	5.750%	1,415,000	1,389,125
NSTAR Electric Co.
06/01/2051	3.100%	771,000	549,948
06/01/2052	4.550%	1,016,000	943,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Power Co.
10/01/2051	2.900%	1,195,000	812,814
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	29,764
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	164,365
09/15/2032	4.550%	1,300,000	1,294,687
Pacific Gas and Electric Co.
11/15/2023	1.700%	400,000	389,821
07/01/2025	3.450%	690,000	658,574
03/01/2026	2.950%	1,295,000	1,203,128
08/01/2027	2.100%	669,000	583,334
07/01/2040	4.500%	430,000	353,874
06/01/2041	4.200%	726,000	572,473
04/15/2042	4.450%	2,609,000	2,046,171
08/15/2042	3.750%	183,000	130,809
02/15/2044	4.750%	420,000	340,390
12/01/2047	3.950%	2,860,000	2,036,452
07/01/2050	4.950%	3,995,000	3,289,981
PacifiCorp
10/15/2037	6.250%	200,000	223,991
02/15/2050	4.150%	1,577,000	1,348,950
PECO Energy Co.
06/15/2050	2.800%	490,000	333,253
09/15/2051	2.850%	1,508,000	1,031,112
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	929,000	933,053
03/15/2028	3.250%	1,361,000	1,264,077
PG&E Corp.
07/01/2028	5.000%	816,000	770,682
07/01/2030	5.250%	610,000	565,240
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	203,635
03/15/2043	4.150%	250,000	219,733
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	227,857
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	336,594
Public Service Co. of Colorado(c)
04/01/2053	5.250%	530,000	540,188
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	299,388
Public Service Co. of Oklahoma
08/15/2051	3.150%	846,000	583,035
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,677,000	1,365,165
05/01/2050	2.700%	683,000	464,016
08/01/2050	2.050%	347,000	204,634
Public Service Enterprise Group, Inc.
08/15/2030	1.600%	678,000	542,459

22	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	538,898
San Diego Gas & Electric Co.
06/01/2026	6.000%	690,000	732,526
08/15/2051	2.950%	535,000	372,489
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	974,701
03/01/2028	3.650%	200,000	189,270
03/01/2028	5.300%	2,305,000	2,364,703
01/15/2036	5.550%	130,000	130,488
02/01/2038	5.950%	210,000	224,147
03/01/2048	4.125%	942,000	778,921
Southern Power Co.
09/15/2041	5.150%	398,000	374,199
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	372,846
04/01/2045	3.900%	428,000	338,560
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	304,302
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	219,952
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	417,267
Union Electric Co.
06/15/2027	2.950%	286,000	270,777
04/01/2052	3.900%	230,000	193,525
Virginia Electric and Power Co.
11/15/2051	2.950%	1,250,000	855,911
04/01/2053	5.450%	418,000	426,013
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,812,074
07/31/2027	5.000%	1,185,000	1,119,920
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	184,836
09/30/2032	4.750%	1,254,000	1,260,829
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	82,227
Total			114,135,417
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	635,000	610,100
08/01/2028	4.000%	980,000	890,307
06/15/2029	4.750%	365,000	337,771
Republic Services, Inc.
04/01/2029	4.875%	1,395,000	1,408,969
02/15/2031	1.450%	378,000	301,437
04/01/2034	5.000%	1,395,000	1,418,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stericycle, Inc.(a)
01/15/2029	3.875%	795,000	701,004
Total			5,667,811
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
09/15/2023	4.500%	990,000	979,653
10/29/2023	1.150%	9,478,000	9,196,670
02/15/2024	3.150%	980,000	954,987
08/14/2024	2.875%	215,000	205,426
10/29/2024	1.650%	220,000	205,444
07/15/2025	6.500%	1,285,000	1,291,662
04/03/2026	4.450%	400,000	383,663
10/29/2026	2.450%	190,000	170,522
10/29/2028	3.000%	235,000	204,925
01/30/2032	3.300%	225,000	185,823
Air Lease Corp.
07/03/2023	3.875%	341,000	339,262
09/15/2023	3.000%	177,000	174,653
03/01/2025	3.250%	220,000	210,712
07/01/2025	3.375%	515,000	489,631
01/15/2026	2.875%	749,000	698,282
10/01/2029	3.250%	225,000	197,235
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	349,127
12/15/2024	5.500%	417,000	412,173
08/01/2025	4.125%	505,000	480,335
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,784,449
01/15/2026	5.500%	2,935,000	2,870,949
02/21/2026	2.125%	730,000	648,037
04/15/2026	4.250%	830,000	777,421
05/01/2026	4.375%	790,000	741,250
11/18/2027	2.528%	2,445,000	2,064,125
Blackstone Secured Lending Fund
07/14/2023	3.650%	327,000	323,169
Navient Corp.
03/25/2024	6.125%	780,000	769,286
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	188,000	186,530
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,464,556
Springleaf Finance Corp.
03/15/2025	6.875%	240,000	232,661
03/15/2026	7.125%	1,900,000	1,825,592
Total			30,818,210
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,051,000	7,003,405
02/01/2046	4.900%	1,935,000	1,890,662

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	23

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	28,269
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,492,000	2,363,825
06/01/2040	4.350%	505,000	470,021
10/06/2048	4.439%	455,000	418,931
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	649,060
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	965,000	892,692
Campbell Soup Co.
04/24/2030	2.375%	205,000	175,679
04/24/2050	3.125%	249,000	176,220
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	346,152
04/22/2052	4.375%	160,000	148,430
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	388,101
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	301,898
09/01/2032	1.850%	1,000,000	781,326
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	989,620
Diageo Capital PLC
09/29/2025	1.375%	348,000	321,556
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	60,000	59,330
06/15/2027	3.430%	135,000	129,069
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,065,457
Mondelez International, Inc.
05/04/2025	1.500%	410,000	383,596
Nestle Holdings, Inc.(a)
03/14/2028	5.000%	2,333,000	2,421,570
03/14/2030	4.950%	873,000	906,746
03/14/2033	4.850%	1,445,000	1,511,082
PepsiCo., Inc.
05/15/2028	4.450%	466,000	475,224
02/15/2053	4.650%	2,299,000	2,355,475
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,192,748
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	534,026
04/15/2030	4.625%	915,000	820,230
Tyson Foods, Inc.
08/15/2044	5.150%	281,000	266,329
Total			29,466,729
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	244,483
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	1,480,000	1,480,463
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	813,000	773,684
International Game Technology PLC(a)
02/15/2025	6.500%	310,000	313,039
MGM Resorts International
04/15/2027	5.500%	1,620,000	1,569,744
Sands China Ltd.
01/08/2026	4.300%	710,000	665,003
Sands China Ltd.(i)
03/08/2027	2.800%	275,000	236,447
Station Casinos LLC(a)
02/15/2028	4.500%	635,000	572,877
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,096,131
02/01/2027	5.750%	645,000	634,357
12/01/2029	4.625%	1,125,000	1,033,604
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	855,000	837,518
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	251,891
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	730,615
Total			10,439,856
Health Care 1.2%
Abbott Laboratories
06/30/2030	1.400%	2,104,000	1,756,309
11/30/2036	4.750%	1,702,000	1,766,799
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,370,638
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	762,634
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	198,994
Ascension Health
11/15/2029	2.532%	341,000	299,456
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,329,137
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,102
Boston Scientific Corp.
03/01/2039	4.550%	84,000	78,788

24	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	867,346
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	449,142
Children’s Hospital/DC
07/15/2050	2.928%	760,000	503,693
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	950,033
01/15/2029	6.000%	1,250,000	1,051,491
Cigna Corp.
02/25/2026	4.500%	197,000	196,063
07/15/2046	4.800%	218,000	199,768
12/15/2048	4.900%	933,000	877,941
Cigna Group (The)
03/15/2033	5.400%	3,256,000	3,379,796
CommonSpirit Health
10/01/2025	1.547%	675,000	620,426
10/01/2030	2.782%	670,000	571,601
10/01/2050	3.910%	660,000	509,842
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	451,719
CVS Health Corp.
08/15/2026	3.000%	906,000	864,466
07/20/2035	4.875%	275,000	269,134
03/25/2038	4.780%	990,000	943,270
CVS Pass-Through Trust(a)
10/10/2025	6.204%	69,007	68,863
01/10/2032	7.507%	87,370	93,005
01/10/2034	5.926%	621,062	621,893
01/10/2036	4.704%	1,545,980	1,447,726
08/11/2036	4.163%	135,526	122,106
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,766,332
DH Europe Finance II Sarl
11/15/2024	2.200%	2,299,000	2,207,227
Encompass Health Corp.
02/01/2028	4.500%	880,000	820,715
02/01/2030	4.750%	865,000	786,912
04/01/2031	4.625%	210,000	183,438
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	679,180
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	977,804
HCA, Inc.
02/15/2026	5.875%	1,125,000	1,141,415
06/15/2026	5.250%	1,700,000	1,701,979
09/01/2028	5.625%	3,810,000	3,855,167
02/01/2029	5.875%	936,000	956,061
06/15/2029	4.125%	1,000,000	939,103
09/01/2030	3.500%	114,000	101,556
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2039	5.125%	660,000	615,766
06/15/2047	5.500%	1,470,000	1,379,655
07/15/2051	3.500%	102,000	70,453
HCA, Inc.(a)
03/15/2052	4.625%	3,819,000	3,172,913
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,317,340
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,594,738
Medtronic Global Holdings SCA
03/30/2033	4.500%	1,670,000	1,671,272
Memorial Health Services
11/01/2049	3.447%	1,230,000	939,067
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,515,000	1,314,487
MultiCare Health System
08/15/2050	2.803%	570,000	355,598
NYU Langone Hospitals
07/01/2055	3.380%	550,000	397,679
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	836,400
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	285,479
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	155,864
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,377,123
11/01/2027	5.125%	2,860,000	2,757,921
06/01/2029	4.250%	615,000	555,696
Universal Health Services, Inc.
10/15/2030	2.650%	26,000	20,843
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	603,985
Total			58,204,349
Healthcare Insurance 0.5%
Aetna, Inc.
12/15/2037	6.750%	201,000	221,734
08/15/2047	3.875%	1,195,000	949,753
Anthem, Inc.
12/01/2024	3.350%	350,000	341,825
03/01/2028	4.101%	193,000	189,188
12/01/2047	4.375%	94,000	83,842
Centene Corp.
12/15/2027	4.250%	1,045,000	1,006,708
12/15/2029	4.625%	2,305,000	2,168,551
02/15/2030	3.375%	2,085,000	1,826,004
10/15/2030	3.000%	1,004,000	844,998

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	25

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	211,884
05/15/2029	4.000%	1,762,000	1,724,132
02/15/2033	5.350%	1,560,000	1,657,920
04/15/2033	4.500%	1,438,000	1,429,310
07/15/2035	4.625%	224,000	225,150
08/15/2039	3.500%	247,000	210,640
05/15/2041	3.050%	440,000	346,902
05/15/2051	3.250%	1,388,000	1,044,048
02/15/2053	5.875%	2,802,000	3,149,441
04/15/2053	5.050%	4,098,000	4,142,216
04/15/2063	5.200%	959,000	971,935
Total			22,746,181
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	219,254
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	627,901
Sabra Health Care LP
12/01/2031	3.200%	440,000	326,028
Total			1,173,183
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	861,407
Independent Energy 0.4%
Aker BP ASA(a)
01/15/2030	3.750%	282,000	254,861
01/15/2031	4.000%	1,081,000	977,408
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,330,064
Baytex Energy Corp.(a)
04/01/2027	8.750%	585,000	598,382
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,175,594
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	779,994
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	987,844
ConocoPhillips Co.
03/15/2062	4.025%	488,000	397,579
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	776,555
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	153,333
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,185,000	1,102,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lundin Energy Finance BV(a)
07/15/2026	2.000%	324,000	292,041
07/15/2031	3.100%	2,513,000	2,123,203
Marathon Oil Corp.
10/01/2037	6.600%	150,000	153,110
Occidental Petroleum Corp.
07/15/2027	8.500%	735,000	807,028
09/01/2030	6.625%	1,065,000	1,121,123
09/15/2031	7.875%	710,000	797,257
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	354,473
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,423,878
SM Energy Co.
09/15/2026	6.750%	325,000	318,327
01/15/2027	6.625%	910,000	884,584
Southwestern Energy Co.
09/15/2028	8.375%	615,000	646,647
02/01/2029	5.375%	1,000,000	943,912
Total			18,399,669
Integrated Energy 0.6%
BP Capital Markets America, Inc.
02/11/2026	3.410%	177,000	172,429
08/10/2030	1.749%	689,000	570,766
01/12/2032	2.721%	4,174,000	3,642,588
02/13/2033	4.812%	6,733,000	6,836,803
11/10/2050	2.772%	705,000	474,633
06/04/2051	2.939%	1,000,000	693,743
03/17/2052	3.001%	2,590,000	1,820,292
BP Capital Markets PLC
09/19/2027	3.279%	147,000	141,353
BP Capital Markets PLC(i)
12/31/2059	4.875%	3,065,000	2,769,527
12/31/2079	4.375%	3,790,000	3,630,492
ENI SpA(a)
09/12/2023	4.000%	310,000	306,930
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	224,943
08/16/2049	3.095%	346,000	260,203
03/19/2050	4.327%	3,096,000	2,866,717
04/15/2051	3.452%	2,351,000	1,876,489
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,439,778
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,093,928
05/29/2050	3.127%	1,400,000	1,038,004
Total			29,859,618

26	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,019,528
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,364,179
08/01/2028	4.000%	820,000	706,313
Cedar Fair LP
07/15/2029	5.250%	1,300,000	1,211,733
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	480,000	466,154
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	683,660
07/15/2028	5.250%	415,000	360,181
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	812,807
10/15/2027	4.750%	915,000	846,942
Royal Caribbean Cruises Ltd.(a)
01/15/2029	8.250%	1,195,000	1,250,189
01/15/2029	9.250%	610,000	648,364
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	515,000	510,726
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	305,294
Total			10,186,070
Life Insurance 0.2%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	483,419
Subordinated
09/16/2040	3.200%	540,000	405,784
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	218,743
Athene Global Funding(a)
01/08/2026	1.450%	358,000	318,253
11/12/2026	2.950%	1,408,000	1,264,539
10/04/2031	2.646%	601,000	476,034
Brighthouse Financial, Inc.
12/22/2051	3.850%	830,000	529,462
F&G Global Funding(a)
06/30/2026	1.750%	130,000	116,293
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	180,799
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	268,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	253,231
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	270,250
09/19/2027	3.000%	170,000	157,986
03/28/2033	5.150%	1,383,000	1,396,858
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	378,384
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	224,586
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	740,650
SBL Holdings, Inc.(a)
02/18/2031	5.000%	2,907,000	2,407,720
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	140,383
05/15/2047	4.270%	300,000	251,851
Total			10,483,548
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	438,540
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	377,605
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,156,424
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	655,524
Total			2,628,093
Media and Entertainment 0.6%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	2,497,265
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,350,298
Discovery Communications LLC
09/20/2047	5.200%	365,000	300,847
09/15/2055	4.000%	1,213,000	805,059
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	713,844
Grupo Televisa SAB
01/31/2046	6.125%	356,000	363,444
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	366,238

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	27

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,168,615
Lamar Media Corp.
02/15/2030	4.000%	970,000	859,257
Magallanes, Inc.(a)
03/15/2032	4.279%	2,558,000	2,282,450
03/15/2042	5.050%	1,846,000	1,543,537
03/15/2052	5.141%	3,268,000	2,651,261
03/15/2062	5.391%	1,160,000	937,574
Meta Platforms, Inc.
08/15/2032	3.850%	2,405,000	2,252,486
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	921,512
Netflix, Inc.
04/15/2028	4.875%	889,000	893,507
News Corp.(a)
05/15/2029	3.875%	1,010,000	897,078
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,463,545
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	917,903
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	695,973
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	169,484
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,069,698
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	137,304
TEGNA, Inc.
03/15/2028	4.625%	223,000	195,637
09/15/2029	5.000%	895,000	774,147
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	778,998
ViacomCBS, Inc.
05/19/2050	4.950%	1,124,000	840,997
Walt Disney Co. (The)
01/13/2051	3.600%	150,000	121,636
WMG Acquisition Corp.(a)
07/15/2030	3.875%	570,000	499,802
Total			28,469,396
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	1,951,236
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	820,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anglo American Capital PLC(a)
03/16/2029	3.875%	2,305,000	2,122,548
03/16/2052	4.750%	1,973,000	1,676,758
Arconic Corp.(a)
02/15/2028	6.125%	1,665,000	1,641,584
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	489,644
BHP Billiton Finance USA Ltd.
02/27/2026	4.875%	4,668,000	4,705,759
02/28/2028	4.750%	3,735,000	3,780,999
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	320,243
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	475,437
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	102,000	103,776
03/01/2029	4.625%	824,000	761,713
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	740,921
Constellium SE(a)
06/15/2028	5.625%	675,000	642,463
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,310,640
Freeport-McMoRan, Inc.
09/01/2029	5.250%	2,612,000	2,577,751
03/01/2030	4.250%	464,000	430,572
08/01/2030	4.625%	1,040,000	986,814
11/14/2034	5.400%	1,388,000	1,361,774
Glencore Finance Canada Ltd.(a)
11/15/2037	6.900%	967,000	1,073,702
11/15/2041	6.000%	342,000	338,258
Glencore Finance Canada Ltd.(a),(i)
10/25/2042	5.550%	420,000	402,276
Glencore Funding LLC(a)
05/30/2023	4.125%	186,000	185,579
03/12/2029	4.875%	746,000	737,213
09/01/2030	2.500%	2,040,000	1,708,612
09/23/2031	2.625%	3,482,000	2,857,247
04/27/2051	3.875%	527,000	403,589
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	488,777
Nucor Corp.
12/15/2055	2.979%	341,000	228,360
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	182,830
United States Steel Corp.
03/01/2029	6.875%	490,000	489,972

28	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	574,709
Total			36,572,023
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,065,051
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,169,599
06/15/2029	5.375%	450,000	423,812
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	464,716
Buckeye Partners LP
12/01/2027	4.125%	560,000	496,903
11/15/2043	5.850%	770,000	572,032
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	254,248
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,637,232
01/31/2032	3.250%	1,855,000	1,533,511
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	617,139
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	200,000	189,950
04/01/2029	8.000%	774,000	789,005
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,481,381
Enable Midstream Partners LP
03/15/2027	4.400%	415,000	403,546
05/15/2028	4.950%	3,096,000	3,062,271
Energy Transfer LP
02/15/2033	5.750%	3,403,000	3,474,994
Energy Transfer Operating LP
04/15/2047	5.300%	2,421,000	2,126,144
05/15/2050	5.000%	506,000	430,534
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	885,459
12/15/2045	6.125%	749,000	721,721
EnLink Midstream LLC(a)
01/15/2028	5.625%	555,000	545,247
EnLink Midstream Partners LP
06/01/2025	4.150%	386,000	374,119
Enterprise Products Operating LLC
02/15/2043	4.450%	305,000	270,720
02/15/2053	3.300%	390,000	282,818
EQM Midstream Partners LP
08/01/2024	4.000%	260,000	250,792
07/15/2028	5.500%	1,200,000	1,089,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,135,096
01/15/2031	4.750%	895,000	743,190
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	795,538
12/30/2039	4.317%	260,000	196,248
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	1,485,727	1,384,274
03/31/2034	2.160%	1,745,813	1,505,980
03/31/2036	2.625%	1,270,000	1,042,738
09/30/2040	2.940%	1,898,750	1,538,752
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	895,000	883,137
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	222,000	218,226
10/15/2025	2.600%	790,000	733,647
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,216,077
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	875,000	867,946
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	624,807
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	769,548
Kinetik Holdings LP(a)
06/15/2030	5.875%	630,000	606,181
MPLX LP
03/01/2033	5.000%	3,483,000	3,408,636
03/14/2052	4.950%	1,262,000	1,095,733
03/01/2053	5.650%	679,000	653,047
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	603,301
NuStar Logistics LP
06/01/2026	6.000%	900,000	879,235
04/28/2027	5.625%	600,000	569,971
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	380,969
Sabine Pass Liquefaction LLC
05/15/2030	4.500%	200,000	193,207
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	416,518
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	667,849
10/01/2047	5.400%	711,000	633,053
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	609,451
05/15/2029	4.500%	405,000	371,093

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	29

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	491,668
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	581,537
12/31/2030	6.000%	535,000	477,793
09/01/2031	6.000%	615,000	544,275
Targa Resources Corp.
07/01/2027	5.200%	232,000	229,983
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	494,000	481,987
02/01/2031	4.875%	1,972,000	1,858,955
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	179,317
Western Midstream Operating LP(i)
02/01/2030	4.300%	1,055,000	959,589
Total			55,160,915
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	187,474
Atmos Energy Corp.
02/15/2052	2.850%	510,000	346,528
10/15/2052	5.750%	185,000	201,197
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	286,232
CenterPoint Energy Resources Corp.
03/01/2033	5.400%	1,470,000	1,519,934
NiSource Finance Corp.
02/01/2042	5.800%	381,000	376,103
NiSource, Inc.
09/01/2029	2.950%	257,000	228,824
02/15/2031	1.700%	307,000	243,227
ONE Gas, Inc.
05/15/2030	2.000%	372,000	315,412
Southern California Gas Co.
02/01/2030	2.550%	374,000	326,515
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	197,763
06/15/2026	3.250%	169,000	162,039
10/01/2046	3.950%	247,000	193,324
09/30/2051	3.150%	750,000	515,914
Total			5,100,486
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	117,390
12/15/2030	4.900%	341,000	332,680
02/01/2033	1.875%	225,000	168,523
02/01/2050	4.000%	225,000	169,459
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2053	5.150%	85,000	77,801
Corporate Office Properties LP
04/15/2031	2.750%	550,000	407,486
Total			1,273,339
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	290,984
Guara Norte Sarl(a)
06/15/2034	5.198%	910,570	785,416
Halliburton Co.
11/15/2035	4.850%	169,000	162,425
08/01/2043	4.750%	260,000	229,001
MV24 Capital BV(a)
06/01/2034	6.748%	513,900	473,019
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	904,948
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	831,810
Precision Drilling Corp.(a)
01/15/2026	7.125%	499,000	486,457
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	351,000	337,461
Total			4,501,521
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	1,045,593
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,136,707
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,099,941
Total			3,282,241
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	734,913
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	885,153
Hillenbrand, Inc.
03/01/2031	3.750%	390,000	325,918
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	652,105
Pepperdine University
12/01/2059	3.301%	560,000	407,129
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	462,357

30	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quanta Services, Inc.
10/01/2024	0.950%	1,671,000	1,558,359
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	584,524
University of Miami
04/01/2052	4.063%	320,000	276,681
University of Southern California
10/01/2120	3.226%	690,000	428,955
Total			6,316,094
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,067,318
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	296,415
Life Storage LP
06/15/2029	4.000%	280,000	258,659
Prologis LP
06/30/2026	3.250%	203,000	195,389
04/15/2030	2.250%	280,000	237,931
04/15/2050	3.000%	546,000	377,115
Public Storage
11/09/2026	1.500%	507,000	457,517
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,335,563
Sun Communities Operating LP
04/15/2032	4.200%	1,614,000	1,441,298
Trust F/1401(a)
01/15/2050	6.390%	680,000	512,697
WP Carey, Inc.
10/01/2026	4.250%	345,000	336,763
04/01/2033	2.250%	436,000	332,675
Total			10,849,340
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	340,042
12/01/2046	4.000%	431,000	353,251
05/01/2050	3.450%	408,000	310,583
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	536,869
Total			1,540,745
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,364,478
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	771,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	878,190
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,175,990
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,054,554
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	728,040
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	747,055
Total			6,719,548
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	411,306
Packaging Corp. of America
12/15/2049	4.050%	268,000	219,686
Total			630,992
Pharmaceuticals 1.5%
AbbVie, Inc.
03/15/2035	4.550%	1,743,000	1,704,814
05/14/2036	4.300%	608,000	571,610
11/21/2039	4.050%	4,802,000	4,285,653
11/06/2042	4.400%	280,000	255,114
05/14/2046	4.450%	824,000	745,823
11/21/2049	4.250%	5,676,000	5,007,539
Amgen, Inc.
03/02/2025	5.250%	4,667,000	4,719,029
03/02/2028	5.150%	2,794,000	2,853,289
08/15/2028	1.650%	225,000	195,390
03/01/2033	4.200%	192,000	184,059
03/02/2033	5.250%	3,763,000	3,864,718
03/02/2043	5.600%	1,436,000	1,480,683
03/02/2053	5.650%	4,970,000	5,172,455
Astrazeneca Finance LLC
03/03/2028	4.875%	2,796,000	2,876,912
03/03/2030	4.900%	3,536,000	3,616,154
03/03/2033	4.875%	1,864,000	1,922,875
AstraZeneca PLC
09/15/2037	6.450%	290,000	341,998
09/18/2042	4.000%	341,000	310,178
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,543,701
08/15/2027	5.750%	990,000	616,983
06/01/2028	4.875%	2,530,000	1,503,480
02/15/2029	5.000%	3,020,000	1,175,763

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	31

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol Myers Squibb Co.
02/20/2028	3.900%	307,000	301,251
07/26/2029	3.400%	165,000	156,658
06/15/2039	4.125%	162,000	150,837
02/20/2048	4.550%	106,000	100,287
11/13/2050	2.550%	1,115,000	747,376
03/15/2052	3.700%	1,630,000	1,362,714
Eli Lilly & Co.
02/27/2033	4.700%	2,517,000	2,579,449
02/27/2053	4.875%	1,400,000	1,447,526
02/27/2063	4.950%	794,000	815,644
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	468,631
Gilead Sciences, Inc.
10/01/2030	1.650%	841,000	692,746
09/01/2036	4.000%	749,000	693,550
10/01/2040	2.600%	1,960,000	1,444,253
03/01/2047	4.150%	341,000	299,551
10/01/2050	2.800%	2,308,000	1,595,592
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	676,857
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,149,987
Merck & Co., Inc.
12/10/2051	2.750%	930,000	658,424
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	598,232
04/30/2031	5.125%	1,030,000	914,294
Par Pharmaceutical, Inc.(a),(j)
04/01/2027	0.000%	785,000	589,820
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	426,233
Roche Holdings, Inc.(a)
12/13/2031	2.076%	6,878,000	5,818,921
12/13/2051	2.607%	1,305,000	912,585
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	773,000	763,365
09/23/2026	3.200%	505,000	480,548
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	586,000	581,773
11/26/2028	5.000%	341,000	344,818
07/09/2040	3.025%	855,000	652,333
07/09/2050	3.175%	276,000	197,432
Zoetis, Inc.
05/15/2030	2.000%	303,000	254,898
11/16/2032	5.600%	1,385,000	1,477,561
Total			74,302,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
American International Group, Inc.
03/27/2033	5.125%	2,137,000	2,121,055
Aon Corp./Global Holdings PLC
02/28/2033	5.350%	1,120,000	1,158,647
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	965,539
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	369,031
CNA Financial Corp.
08/15/2027	3.450%	170,000	160,407
Enstar Group Ltd.
09/01/2031	3.100%	276,000	213,430
Liberty Mutual Group, Inc.(a)
06/15/2052	5.500%	814,000	775,028
Marsh & McLennan Companies, Inc.
11/01/2052	6.250%	461,000	519,773
03/15/2053	5.450%	699,000	715,516
Stewart Information Services Corp.
11/15/2031	3.600%	400,000	314,758
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	219,618
Total			7,532,802
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	202,188
05/01/2040	5.750%	269,000	289,664
02/15/2050	3.550%	147,000	118,016
02/15/2051	3.050%	785,000	570,135
01/15/2053	4.450%	373,000	348,509
Canadian National Railway Co.
08/05/2032	3.850%	1,321,000	1,255,465
08/05/2052	4.400%	880,000	825,546
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,081,000	1,961,501
12/02/2026	1.750%	403,000	366,069
Kansas City Southern
05/01/2048	4.700%	494,000	451,725
Norfolk Southern Corp.
03/01/2033	4.450%	1,414,000	1,374,710
Union Pacific Corp.
05/20/2031	2.375%	890,000	768,675
02/14/2032	2.800%	1,209,000	1,062,740
02/14/2042	3.375%	1,005,000	826,497
05/15/2053	4.950%	415,000	419,745
09/15/2067	4.100%	200,000	166,056
Total			11,007,241

32	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
HF Sinclair Corp.
10/01/2023	2.625%	498,000	488,893
04/01/2026	5.875%	618,000	624,883
Phillips 66
11/15/2044	4.875%	40,000	37,408
Phillips 66 Co.(a)
10/01/2026	3.550%	171,000	163,296
12/15/2029	3.150%	263,000	237,259
Valero Energy Corp.
09/15/2027	2.150%	341,000	308,114
04/15/2032	7.500%	181,000	207,909
Total			2,067,762
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,288,613
10/15/2030	4.000%	190,000	162,834
Yum! Brands, Inc.
01/31/2032	4.625%	1,215,000	1,128,964
Total			2,580,411
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,753,000	1,487,704
10/01/2032	4.800%	879,000	831,246
06/15/2033	2.600%	399,000	313,367
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	326,845
04/01/2028	2.250%	303,000	260,115
08/16/2031	2.500%	976,000	760,596
DDR Corp.
02/01/2025	3.625%	164,000	155,299
06/01/2027	4.700%	200,000	185,178
Federal Realty Investment Trust
01/15/2024	3.950%	1,115,000	1,100,753
Kimco Realty Corp.
02/01/2033	4.600%	361,000	338,407
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	240,108
12/15/2026	3.600%	211,000	199,949
Realty Income Corp.
07/15/2024	3.875%	219,000	214,944
04/15/2025	3.875%	255,000	248,697
06/15/2028	2.200%	864,000	761,639
03/15/2030	4.850%	1,121,000	1,106,027
01/15/2031	3.250%	300,000	264,107
10/13/2032	5.625%	2,562,000	2,650,633
12/15/2032	2.850%	1,168,000	964,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Centers LP
09/15/2029	2.950%	2,433,000	2,105,892
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	355,000	344,310
Scentre Group Trust 2(a),(i)
09/24/2080	4.750%	339,000	305,620
STORE Capital Corp.
03/15/2028	4.500%	2,157,000	1,940,522
03/15/2029	4.625%	1,029,000	916,208
11/18/2030	2.750%	1,427,000	1,048,745
12/01/2031	2.700%	561,000	401,874
Total			19,473,547
Retailers 0.7%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	166,281
02/10/2041	2.500%	619,000	418,311
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	321,371
Amazon.com, Inc.
04/13/2032	3.600%	1,000,000	948,268
08/22/2037	3.875%	550,000	512,376
05/12/2051	3.100%	725,000	549,617
04/13/2052	3.950%	2,305,000	2,045,400
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	805,745
Gap Inc. (The)(a)
10/01/2029	3.625%	1,215,000	849,355
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,099,789
Home Depot, Inc. (The)
09/15/2031	1.875%	620,000	512,952
04/15/2040	3.300%	347,000	288,823
12/15/2049	3.125%	1,629,000	1,206,757
03/15/2051	2.375%	1,343,000	846,912
04/15/2052	3.625%	836,000	673,054
09/15/2052	4.950%	661,000	660,679
L Brands, Inc.
06/15/2029	7.500%	2,010,000	2,050,448
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	798,290
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	364,477
07/01/2033	5.150%	2,553,000	2,577,093
04/01/2052	4.250%	1,763,000	1,449,462
04/15/2053	5.625%	3,703,000	3,721,895
07/01/2053	5.750%	464,000	472,652
04/01/2063	5.850%	464,000	470,522

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	33

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nordstrom, Inc.
04/01/2030	4.375%	600,000	460,322
08/01/2031	4.250%	877,000	626,130
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	159,657
09/01/2027	3.600%	432,000	417,377
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	779,025
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,905,919
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	594,918
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	322,388
Target Corp.
01/15/2033	4.400%	2,523,000	2,507,243
01/15/2053	4.800%	2,849,000	2,799,155
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	395,523
Total			34,778,186
Stranded Utility 0.0%
PG&E Recovery Funding LLC
07/15/2047	5.536%	825,000	868,441
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	159,857
12/01/2047	5.212%	270,000	276,131
06/01/2052	5.099%	510,000	519,979
Total			1,824,408
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,590,721
Kroger Co. (The)
05/01/2030	2.200%	682,000	572,153
02/01/2047	4.450%	240,000	211,365
Total			4,374,239
Technology 2.1%
Amkor Technology, Inc.(a)
09/15/2027	6.625%	630,000	630,943
ams AG(a)
07/31/2025	7.000%	1,010,000	945,086
Apple, Inc.
08/08/2029	3.250%	682,000	652,511
02/08/2041	2.375%	682,000	511,013
08/04/2046	3.850%	229,000	204,230
11/13/2047	3.750%	169,000	147,853
05/11/2050	2.650%	1,291,000	912,535
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/20/2050	2.400%	107,000	71,543
02/08/2051	2.650%	574,000	402,523
08/08/2052	3.950%	2,117,000	1,897,621
08/05/2061	2.850%	3,630,000	2,503,193
08/08/2062	4.100%	662,000	590,718
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	357,284
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	841,025
Block, Inc.
06/01/2026	2.750%	545,000	497,027
06/01/2031	3.500%	910,000	746,726
Broadcom, Inc.
11/15/2025	3.150%	1,098,000	1,052,357
Broadcom, Inc.(a)
02/15/2031	2.450%	1,466,000	1,199,802
04/15/2033	3.419%	1,204,000	1,007,120
04/15/2034	3.469%	940,000	772,386
05/15/2037	4.926%	1,339,000	1,214,914
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	856,996
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,807,583
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	843,718
Dell International LLC/EMC Corp.
06/15/2023	5.450%	52,000	51,983
06/15/2026	6.020%	461,000	473,157
02/01/2028	5.250%	691,000	697,588
10/01/2029	5.300%	600,000	603,780
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	943,434
05/01/2029	3.625%	320,000	276,312
Equinix, Inc.
11/18/2026	2.900%	469,000	436,170
Fiserv, Inc.
07/01/2026	3.200%	360,000	341,700
03/02/2028	5.450%	2,797,000	2,856,999
03/02/2033	5.600%	1,865,000	1,935,506
07/01/2049	4.400%	345,000	293,424
Gartner, Inc.(a)
07/01/2028	4.500%	710,000	673,860
06/15/2029	3.625%	845,000	754,777
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,567,559
11/15/2031	2.900%	1,415,000	1,159,733
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,555,745

34	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
02/10/2033	5.200%	500,000	508,496
08/12/2041	2.800%	2,190,000	1,591,929
02/10/2043	5.625%	2,195,000	2,248,510
02/10/2053	5.700%	1,183,000	1,205,225
02/15/2060	3.100%	239,000	157,203
02/10/2063	5.900%	1,306,000	1,342,939
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	991,768
07/15/2030	5.250%	340,000	307,053
KLA Corp.
03/01/2050	3.300%	917,000	701,063
07/15/2052	4.950%	780,000	772,695
Leidos, Inc.
02/15/2031	2.300%	194,000	157,710
Microchip Technology, Inc.
02/15/2024	0.972%	506,000	485,753
Micron Technology, Inc.
02/09/2033	5.875%	1,474,000	1,490,643
11/01/2051	3.477%	454,000	296,009
Microsoft Corp.
02/12/2035	3.500%	300,000	284,659
06/01/2050	2.525%	1,026,000	722,578
03/17/2052	2.921%	1,389,000	1,052,565
03/17/2062	3.041%	314,000	235,508
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	330,219
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,315,922
09/01/2029	6.125%	700,000	690,558
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	1,015,000	1,002,921
05/11/2031	2.500%	1,932,000	1,597,758
05/11/2041	3.250%	918,000	667,283
11/30/2051	3.250%	400,000	267,294
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,158,048
Oracle Corp.
03/25/2028	2.300%	312,000	279,212
02/06/2033	4.900%	3,341,000	3,271,770
07/08/2034	4.300%	164,000	149,867
05/15/2035	3.900%	251,000	219,426
07/15/2036	3.850%	285,000	242,313
11/15/2037	3.800%	2,010,000	1,671,837
04/01/2040	3.600%	2,700,000	2,092,214
07/15/2046	4.000%	1,627,000	1,244,623
11/09/2052	6.900%	3,041,000	3,408,748
02/06/2053	5.550%	1,811,000	1,723,666
05/15/2055	4.375%	565,000	446,419
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,171,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2028	4.000%	880,000	830,062
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	269,754
05/20/2053	6.000%	2,111,000	2,399,009
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	493,571
06/30/2030	2.000%	242,000	199,571
S&P Global, Inc.
03/01/2029	2.700%	422,000	383,969
03/01/2032	2.900%	1,545,000	1,378,069
Seagate HDD Cayman
07/15/2029	3.125%	480,000	384,355
01/15/2031	4.125%	1,489,000	1,254,015
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,047,985
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	990,440
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	782,230
Texas Instruments, Inc.
03/14/2033	4.900%	3,721,000	3,870,620
03/14/2053	5.000%	2,325,000	2,422,156
TSMC Arizona Corp.
10/25/2031	2.500%	2,260,000	1,939,977
VMware, Inc.
08/15/2023	0.600%	4,100,000	4,022,348
08/15/2024	1.000%	2,911,000	2,744,220
08/15/2026	1.400%	2,723,000	2,408,006
05/15/2027	4.650%	774,000	763,812
05/15/2030	4.700%	1,684,000	1,632,522
Workday, Inc.
04/01/2029	3.700%	986,000	923,668
Xilinx, Inc.
06/01/2030	2.375%	717,000	624,561
Total			104,556,998
Tobacco 0.4%
BAT Capital Corp.
08/15/2037	4.390%	5,553,000	4,532,525
08/15/2047	4.540%	425,000	315,884
Philip Morris International, Inc.
11/17/2025	5.000%	1,985,000	2,001,934
02/13/2026	4.875%	1,515,000	1,526,104
11/17/2027	5.125%	2,977,000	3,047,467
02/15/2028	4.875%	4,051,000	4,086,021
02/15/2030	5.125%	1,011,000	1,021,842
11/17/2032	5.750%	475,000	498,295
02/15/2033	5.375%	3,491,000	3,567,361

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	35

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2041	4.375%	1,300,000	1,125,159
Total			21,722,592
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	777,750	586,406
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,357,031
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	355,699
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	772,738
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	165,899
Total			3,237,773
Treasury 0.0%
Republic of Poland Government International Bond(c)
04/04/2053	5.500%	2,009,000	2,049,108
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	574,941
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,044,040
America Movil SAB de CV
04/22/2029	3.625%	795,000	743,042
04/22/2049	4.375%	662,000	588,621
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	362,408
American Tower Corp.
01/15/2027	3.125%	879,000	818,695
03/15/2028	5.500%	1,864,000	1,901,359
01/15/2051	2.950%	465,000	298,192
Crown Castle International Corp.
07/15/2026	1.050%	2,513,000	2,214,830
03/15/2027	2.900%	1,350,000	1,251,659
04/01/2041	2.900%	934,000	665,947
Crown Castle, Inc.
01/11/2028	5.000%	3,735,000	3,763,019
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	325,000	257,077
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,096,015
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,253,559
Sprint Corp.
03/01/2026	7.625%	3,170,000	3,352,539
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	1,964,000	1,830,333
02/01/2028	4.750%	2,415,000	2,388,010
03/15/2028	4.950%	1,864,000	1,881,664
04/15/2029	3.375%	3,545,000	3,231,748
02/15/2031	2.550%	1,395,000	1,181,734
02/15/2031	2.875%	382,000	329,444
04/15/2031	3.500%	251,000	225,718
07/15/2033	5.050%	2,316,000	2,327,204
01/15/2053	5.650%	2,006,000	2,054,959
T-Mobile USA, Inc.
02/15/2026	1.500%	625,000	571,288
Total			36,208,045
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	4,183,000	3,839,295
06/01/2027	2.300%	951,000	871,333
02/01/2028	1.650%	107,000	93,959
12/01/2033	2.550%	2,980,000	2,397,156
06/01/2041	3.500%	899,000	709,601
12/01/2057	3.800%	2,531,000	1,880,028
09/15/2059	3.650%	880,000	628,768
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,235,616
02/15/2027	4.000%	1,925,000	1,271,466
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	305,399
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,261,628
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,153,364
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,046,410
Verizon Communications, Inc.
03/22/2028	2.100%	140,000	124,739
02/08/2029	3.875%	235,000	226,966
03/21/2031	2.550%	4,265,000	3,633,577
03/15/2032	2.355%	2,505,000	2,055,219
11/20/2040	2.650%	1,587,000	1,133,457
03/01/2052	3.875%	934,000	755,141
Total			24,623,122
Total Corporate Bonds & Notes (Cost $1,533,881,035)			1,405,059,238

36	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(k) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	443,165
04/14/2032	8.750%	678,000	574,778
Total			1,017,943
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,202,000	3,285,453
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	803,049
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,111,000	1,119,121
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	483,133
05/15/2029	4.250%	360,000	294,286
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	256,352
Province of Saskatchewan
06/08/2027	3.250%	1,274,000	1,240,181
Total			2,273,952
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	592,000	506,672
Interchile SA(a)
06/30/2056	4.500%	769,000	612,633
Total			1,119,305
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	300,000	288,162
02/02/2034	7.500%	235,000	231,982
Ecopetrol SA
01/16/2025	4.125%	300,000	290,945
06/26/2026	5.375%	580,000	557,081
Total			1,368,170
Costa Rica 0.0%
Costa Rica Government International Bond(a),(c)
04/03/2034	6.550%	630,000	633,227
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	850,274
02/22/2033	6.000%	725,000	666,101
01/30/2060	5.875%	1,500,000	1,144,462
Total			2,660,837
Ecuador 0.0%
Ecuador Government International Bond(a),(i)
07/31/2035	2.500%	600,000	200,836
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	250,426
09/25/2052	6.750%	200,000	208,477
Total			458,903
Indonesia 0.0%
Indonesia Government International Bond
01/11/2053	5.650%	200,000	208,511
Israel 0.1%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	732,565
Israel Government International Bond
01/17/2033	4.500%	3,317,000	3,302,786
Total			4,035,351
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	231,536
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,041,339
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	731,619
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(i)
08/11/2031	2.720%	520,000	439,400
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	475,809
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	155,295

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	37

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico Government International Bond
04/22/2029	4.500%	1,058,000	1,036,611
02/12/2034	3.500%	3,877,000	3,288,490
01/15/2047	4.350%	548,000	433,970
02/10/2048	4.600%	509,000	415,743
02/12/2052	4.400%	1,822,000	1,424,655
05/24/2061	3.771%	1,403,000	948,422
04/19/2071	3.750%	1,955,000	1,304,528
Petroleos Mexicanos
01/15/2025	4.250%	1,000,000	952,895
02/12/2028	5.350%	1,100,000	927,941
01/28/2031	5.950%	720,000	550,908
Total			12,354,667
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	213,734
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	188,000	168,688
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	978,504
09/28/2028	6.125%	540,000	422,185
01/21/2031	8.747%	1,200,000	970,231
09/28/2033	7.375%	442,000	313,485
Total			2,684,405
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	448,014
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	400,597
10/28/2032	7.375%	300,000	328,170
Total			728,767
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	500,000	181,448
Panama 0.0%
Panama Government International Bond
03/28/2054	6.853%	1,141,000	1,176,690
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(l)
06/05/2034	0.000%	365,314	247,009
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,800,000	1,601,263
03/30/2050	5.400%	830,000	715,282
Total			2,563,554
Peru 0.0%
Fondo MIVIVIENDA SA(a)
04/12/2027	4.625%	300,000	286,468
Peruvian Government International Bond
01/15/2034	3.000%	638,000	520,781
11/18/2050	5.625%	98,000	98,928
01/15/2072	3.600%	494,000	331,830
Total			1,238,007
Philippines 0.0%
Philippine Government International Bond
01/17/2048	5.500%	200,000	206,299
Poland 0.1%
Republic of Poland Government International Bond
11/16/2032	5.750%	203,000	216,369
Republic of Poland Government International Bond(c)
10/04/2033	4.875%	3,134,000	3,133,696
Total			3,350,065
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	400,000	329,994
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	194,988
11/24/2025	1.625%	338,000	313,299
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	612,539
01/18/2053	5.000%	644,000	602,877
Total			1,723,703
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	319,662
03/13/2048	6.750%	400,000	277,978
Total			597,640
Singapore 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	301,837
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	297,422

38	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	989,883
Total			1,287,305
Turkey 0.0%
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	208,329
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,095,000	1,735,093
Virgin Islands 0.0%
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	697,955
Total Foreign Government Obligations (Cost $58,993,115)			53,385,346

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	405,000	453,831
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,853,177
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	460,300
Total			2,313,477
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	921,812
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,603,305
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	140,000	148,104
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,728,114
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	902,125
Total			2,630,239
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	440,313
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	366,047
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,460,457
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	390,407
Total Municipal Bonds (Cost $11,588,476)			10,727,992

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	39

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) 24.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
10/01/2042- 12/01/2043	3.500%	13,728,225	13,031,936
CMO Series 2013-11 Class AP
01/25/2043	1.500%	70,143	62,789
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,391,931	1,281,353
CMO Series 2018-85 Class EA
12/25/2048	3.500%	1,176,236	1,130,271
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,572,891	3,027,858
CMO Series 2021-27 Class EC
05/25/2051	1.500%	4,206,843	3,437,754
CMO Series 2022-11 Class A
07/25/2047	2.500%	4,999,105	4,554,403
Fannie Mae REMICS(b)
CMO Series 2018-85 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 12/25/2048	5.145%	3,532,670	3,433,688
CMO Series 2019-15 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 04/25/2049	5.345%	837,007	815,434
CMO Series 2019-43 Class FC
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 08/25/2049	5.245%	1,681,278	1,628,867
CMO Series 2020-34 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2050	5.295%	1,144,607	1,107,789
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	652,093	679,983
12/01/2032- 03/01/2052	4.000%	12,109,165	11,707,046
03/01/2033- 05/01/2049	3.000%	23,235,250	21,361,847
06/01/2035- 04/01/2036	5.500%	74,261	76,014
09/01/2037	6.000%	369,816	386,762
04/01/2041- 12/01/2051	2.000%	37,402,732	32,049,923
05/01/2042- 03/01/2052	2.500%	21,706,118	18,918,169
06/01/2046- 03/01/2052	3.500%	7,657,513	7,156,428
06/01/2048- 07/01/2052	4.500%	7,847,296	7,725,130
12/01/2048- 03/01/2053	5.000%	7,071,475	7,074,093
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,230,514	1,135,619
CMO Series 2127 Class PG
02/15/2029	6.250%	59,321	59,632
CMO Series 2165 Class PE
06/15/2029	6.000%	34,789	35,535
CMO Series 2326 Class ZQ
06/15/2031	6.500%	172,101	176,519
CMO Series 2399 Class TH
01/15/2032	6.500%	90,649	94,789
CMO Series 2517 Class Z
10/15/2032	5.500%	48,012	46,964
CMO Series 2557 Class HL
01/15/2033	5.300%	164,257	166,973
CMO Series 262 Class 35
07/15/2042	3.500%	2,053,828	1,959,220
CMO Series 2752 Class EZ
02/15/2034	5.500%	438,901	445,335
CMO Series 2764 Class ZG
03/15/2034	5.500%	373,832	380,719
CMO Series 2953 Class PG
03/15/2035	5.500%	1,490,092	1,543,514
CMO Series 2986 Class CH
06/15/2025	5.000%	69,515	68,817
CMO Series 2989 Class TG
06/15/2025	5.000%	50,689	50,440
CMO Series 299 Class 300
01/15/2043	3.000%	244,810	228,313
CMO Series 2990 Class UZ
06/15/2035	5.750%	560,820	573,874
CMO Series 3101 Class UZ
01/15/2036	6.000%	153,370	161,830
CMO Series 3123 Class AZ
03/15/2036	6.000%	174,762	180,815
CMO Series 3143 Class BC
02/15/2036	5.500%	208,912	218,128
CMO Series 3164 Class MG
06/15/2036	6.000%	61,048	63,671
CMO Series 3195 Class PD
07/15/2036	6.500%	121,321	125,365
CMO Series 3200 Class AY
08/15/2036	5.500%	138,260	143,201
CMO Series 3213 Class JE
09/15/2036	6.000%	187,252	198,881
CMO Series 3229 Class HE
10/15/2026	5.000%	168,842	167,209

40	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3423 Class PB
03/15/2038	5.500%	446,054	463,473
CMO Series 3453 Class B
05/15/2038	5.500%	10,390	10,544
CMO Series 3461 Class Z
06/15/2038	6.000%	855,223	879,964
CMO Series 3501 Class CB
01/15/2039	5.500%	192,827	198,819
CMO Series 3684 Class CY
06/15/2025	4.500%	226,895	225,129
CMO Series 3704 Class CT
12/15/2036	7.000%	294,353	316,573
CMO Series 3704 Class DT
11/15/2036	7.500%	278,942	302,921
CMO Series 3704 Class ET
12/15/2036	7.500%	197,552	215,863
CMO Series 3707 Class B
08/15/2025	4.500%	247,838	245,970
CMO Series 3819 Class ZQ
04/15/2036	6.000%	300,647	315,477
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,024,569
CMO Series 4015 Class MY
03/15/2042	3.500%	1,875,329	1,788,052
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	868,876
CMO Series 4205 Class PA
05/15/2043	1.750%	1,887,841	1,638,409
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,070,617
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,881,839
CMO Series 4880 Class DA
05/15/2050	3.000%	1,157,886	1,073,972
CMO Series 5091 Class AB
03/25/2051	1.500%	2,509,300	2,102,200
CMO Series R006 Class ZA
04/15/2036	6.000%	228,656	242,203
CMO Series R007 Class ZA
05/15/2036	6.000%	437,942	458,500
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	262,399	243,142
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.332% 07/01/2036	3.958%	35,602	35,640
12-month USD LIBOR + 1.834% Cap 9.102% 07/01/2040	4.018%	85,967	87,222
12-month USD LIBOR + 1.641% Cap 7.802% 05/01/2049	2.817%	702,534	679,120
1-month SOFR + 2.130% Floor 2.130%, Cap 8.912% 07/01/2052	3.912%	1,252,227	1,210,086
1-month SOFR + 2.130% Floor 2.130%, Cap 9.301% 07/01/2052	4.301%	1,499,067	1,467,817
1-month SOFR + 2.140% Floor 2.140%, Cap 8.987% 08/01/2052	3.986%	1,663,188	1,589,325
1-month SOFR + 2.380% Floor 2.380%, Cap 9.120% 09/01/2052	4.119%	862,085	838,194
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	5.895%	60,778	62,629
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	161,612	157,490
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.248%	311,866	307,610
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	4.666%	340,789	317,945
Federal Home Loan Mortgage Corp.(n)
06/01/2040- 02/01/2041	2.000%	27,585,082	23,809,275
04/01/2042	2.500%	1,078,469	948,787
08/01/2043	3.000%	2,913,972	2,687,699
Federal Home Loan Mortgage Corp.(h)
CMO Series 3077 Class TO
04/15/2035	0.000%	28,013	26,933
CMO Series 3100 Class
01/15/2036	0.000%	76,298	63,662
CMO Series 3117 Class OG
02/15/2036	0.000%	33,995	29,192

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	41

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3181 Class OH
07/15/2036	0.000%	166,507	133,738
CMO Series 3316 Class JO
05/15/2037	0.000%	6,526	5,092
CMO Series 3607 Class TO
10/15/2039	0.000%	150,236	121,674
CMO STRIPS Series 197 Class
04/01/2028	0.000%	61,691	56,769
CMO STRIPS Series 310 Class
09/15/2043	0.000%	858,510	622,500
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	1.686%	1,275,684	143,501
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	1.316%	27,950	1,907
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	1.366%	19,154	1,991
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	1.416%	27,006	1,297
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	1.566%	157,045	10,643
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	1.316%	157,081	9,846
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	1.316%	215,649	22,674
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	3.016%	178,035	25,259
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class GT
11/15/2046	7.541%	209,649	227,150
CMO Series 4272 Class W
04/15/2040	5.644%	1,122,137	1,177,628
Federal Home Loan Mortgage Corp.(e)
CMO Series 3714 Class IP
08/15/2040	5.000%	121,094	8,711
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3802 Class LS
01/15/2040	0.000%	318,526	12,918
Federal Home Loan Mortgage Corp. REMICS
CMO Series 5178 Class TP
04/25/2049	2.500%	2,512,405	2,205,165
CMO Series 5202 Class LA
05/25/2049	2.500%	2,278,481	2,009,857
CMO Series 5203 Class G
11/25/2048	2.500%	1,005,876	892,510
Federal Home Loan National Mortgage Corp.(b)
12-month USD LIBOR + 1.637% Cap 7.458% 09/01/2045	2.980%	2,867,704	2,907,485
12-month USD LIBOR + 1.688% Cap 7.715% 09/01/2047	3.884%	1,531,545	1,554,159
12-month USD LIBOR + 1.636% Floor 1.636%, Cap 8.003% 04/01/2048	4.069%	3,173,764	3,176,640
12-month USD LIBOR + 1.637% Floor 1.637%, Cap 8.631% 03/01/2049	3.470%	1,338,200	1,327,265
Federal National Mortgage Association
11/01/2023- 11/01/2048	6.000%	295,078	304,560
02/01/2024- 02/01/2053	6.500%	3,521,560	3,753,950
01/01/2027- 10/01/2049	4.000%	38,404,005	37,851,706
05/01/2033- 06/01/2062	3.500%	69,881,584	66,141,269
11/01/2033- 09/01/2052	5.500%	2,594,875	2,699,069
12/01/2035- 03/01/2062	2.500%	91,688,259	80,853,845
01/01/2036- 11/01/2052	5.000%	5,571,232	5,594,860
11/01/2037- 02/01/2053	7.000%	2,445,418	2,567,260
11/01/2040- 03/01/2047	2.000%	121,743,198	104,201,142
06/01/2041- 09/01/2052	4.500%	16,446,689	16,274,449

42	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2041- 07/01/2051	1.500%	29,408,661	23,889,545
11/01/2042- 06/01/2062	3.000%	170,804,735	156,201,808
CMO Series 1999-7 Class AB
03/25/2029	6.000%	76,184	76,747
CMO Series 2001-60 Class PX
11/25/2031	6.000%	108,722	112,206
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	345,236	352,307
CMO Series 2002-78 Class Z
12/25/2032	5.500%	135,442	137,160
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,764,420	1,773,985
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	605,490	617,330
CMO Series 2004-65 Class LT
08/25/2024	4.500%	18,604	18,387
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,033,124	1,042,411
CMO Series 2005-121 Class DX
01/25/2026	5.500%	62,225	61,751
CMO Series 2006-105 Class ME
11/25/2036	5.500%	389,981	402,014
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	284,123	287,706
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	114,503	114,143
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	106,507	110,054
CMO Series 2007-116 Class PB
08/25/2035	5.500%	116,268	120,252
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	142,619	144,995
CMO Series 2007-42 Class B
05/25/2037	6.000%	100,570	104,557
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	190,964	195,221
CMO Series 2008-80 Class GP
09/25/2038	6.250%	15,987	16,920
CMO Series 2009-59 Class HB
08/25/2039	5.000%	243,808	246,183
CMO Series 2009-60 Class HT
08/25/2039	6.000%	237,343	251,441
CMO Series 2009-79 Class UA
03/25/2038	7.000%	15,465	16,109
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-W1 Class A
12/25/2049	6.000%	423,933	433,966
CMO Series 2010-111 Class AM
10/25/2040	5.500%	639,923	670,756
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,055,977	1,075,880
CMO Series 2011-118 Class MT
11/25/2041	7.000%	311,575	333,323
CMO Series 2011-118 Class NT
11/25/2041	7.000%	346,949	374,856
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,358,125	1,318,632
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	170,959	176,766
CMO Series 2011-44 Class EB
05/25/2026	3.000%	438,434	426,903
CMO Series 2011-46 Class B
05/25/2026	3.000%	1,074,937	1,045,755
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	835,390	862,446
CMO Series 2012-151 Class NX
01/25/2043	1.500%	610,516	523,570
CMO Series 2012-66 Class CB
06/25/2032	3.000%	2,682,462	2,556,897
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,537,453	2,417,037
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,560,060	2,447,391
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,085,415	1,983,024
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,216,092	1,925,274
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	843,897
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,071,187	1,034,336
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,440,656
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,313,215	2,106,868
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,234,060	2,035,138
CMO Series 2016-57 Class PC
06/25/2046	1.750%	4,695,633	3,983,748
CMO Series 2017-13 Class PA
08/25/2046	3.000%	49,709	46,417

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	43

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-14 Class KC
03/25/2048	3.000%	111,275	104,766
CMO Series 2018-8 Class KL
03/25/2047	2.500%	826,676	736,211
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,834,980	1,697,795
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,918,842	3,595,193
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,124,215	1,787,641
CMO Series 2020-48 Class DA
07/25/2050	2.000%	3,008,552	2,559,723
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,983,591	4,363,468
CMO Series 2021-78 Class ND
11/25/2051	1.500%	10,139,076	8,647,763
CMO Series G94-8 Class K
07/17/2024	8.000%	13,543	13,675
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	253,744	241,822
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.249% 03/01/2036	4.639%	114,312	116,880
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.691% 06/01/2045	3.739%	465,489	468,639
12-month USD LIBOR + 1.583% Floor 1.583%, Cap 7.674% 01/01/2046	4.029%	1,212,483	1,220,514
1-month SOFR + 2.212% Floor 2.212%, Cap 6.615% 12/01/2051	1.615%	805,193	722,585
1-month SOFR + 2.120% Floor 2.120%, Cap 9.168% 07/01/2052	4.168%	2,883,260	2,783,518
1-month SOFR + 2.124% Floor 2.124%, Cap 9.354% 07/01/2052	4.354%	3,197,508	3,149,866
1-month SOFR + 2.370% Floor 2.370%, Cap 8.683% 08/01/2052	3.683%	1,854,583	1,782,981
1-month SOFR + 2.120% Floor 2.120%, Cap 8.965% 08/01/2052	3.965%	735,501	704,448
1-month SOFR + 2.125% Floor 2.125%, Cap 9.315% 08/01/2052	4.315%	3,290,304	3,237,033
1-month SOFR + 2.127% Floor 2.127%, Cap 9.621% 08/01/2052	4.621%	3,668,399	3,643,932
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1-month SOFR + 2.130% Floor 2.130%, Cap 9.647% 08/01/2052	4.647%	2,889,372	2,872,406
1-month SOFR + 2.120% Floor 2.120%, Cap 9.148% 09/01/2052	4.148%	2,694,221	2,669,013
1-month SOFR + 2.370% Floor 2.370%, Cap 9.227% 09/01/2052	4.227%	838,379	820,668
1-month SOFR + 2.133% Floor 2.133%, Cap 9.152% 10/01/2052	4.152%	6,082,284	6,014,626
1-month SOFR + 2.127% Floor 2.127%, Cap 9.249% 11/01/2052	4.249%	2,102,762	2,084,761
1-month SOFR + 2.120% Floor 2.120%, Cap 9.532% 11/01/2052	4.532%	1,259,626	1,258,929
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	5.245%	116,873	115,605
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	4.819%	24,458	27,081
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	5.065%	205,036	202,811
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	5.095%	144,598	134,139
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	0.686%	31,140	26,889
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	1.516%	202,035	197,297
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	2.969%	124,645	122,276

44	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	5.395%	134,981	134,407
CMO Series 2019-67 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 11/25/2049	5.295%	825,010	801,284
Federal National Mortgage Association(n)
06/01/2040- 02/01/2042	2.000%	64,256,754	55,239,537
04/01/2042	2.500%	3,090,344	2,728,290
Federal National Mortgage Association(b),(e)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	3.655%	4,504	53
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	1.805%	105,569	6,243
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	1.755%	446,136	40,106
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	1.675%	106,650	8,216
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	1.855%	518,599	52,392
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	1.805%	130,260	3,341
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	1.505%	117,390	5,334
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	1.775%	76,253	7,681
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	1.555%	481,144	46,824
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	1.685%	142,189	9,843
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	1.405%	141,866	12,771
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	1.805%	31,286	3,066
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	1.155%	140,565	7,222
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	1.905%	202,454	24,213
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	0.000%	372,276	12,303
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	1.685%	915,413	115,212
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	1.575%	90,896	8,047

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	45

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	1.555%	75,888	5,100
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	0.155%	315,814	19,195
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.590%	241,561	226,646
CMO Series 2010-61 Class WA
06/25/2040	5.996%	65,300	67,360
CMO Series 2011-2 Class WA
02/25/2051	5.874%	56,943	57,960
CMO Series 2011-43 Class WA
05/25/2051	5.837%	83,191	85,732
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	86,031	71,443
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	141,436	113,929
CMO Series 2009-86 Class BO
03/25/2037	0.000%	29,454	25,307
CMO Series 2013-101 Class DO
10/25/2043	0.000%	976,706	759,736
CMO Series 2013-128 Class
12/25/2043	0.000%	569,924	444,515
CMO Series 2013-92 Class
09/25/2043	0.000%	635,864	469,830
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	8,954	8,809
Federal National Mortgage Association(e)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	61,615	11,389
Federal National Mortgage Association(d),(e)
CMO Series 2011-30 Class LS
04/25/2041	0.000%	208,837	10,576
Federal National Mortgage Association REMICS
CMO Series 2021-78 Class PA
11/25/2051	2.500%	1,746,419	1,549,901
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,871,105	1,672,477
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,498,705	1,207,858
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 205217 Class CD
07/25/2049	2.500%	1,963,735	1,795,736
CMO Series 5143 Class GA
06/25/2049	2.000%	1,112,738	932,308
CMO Series 5182 Class M
05/25/2049	2.500%	1,570,478	1,416,064
CMO Series 5201 Class CA
07/25/2048	2.500%	2,271,759	2,056,610
Freddie Mac REMICS(b)
CMO Series 4793 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 06/15/2048	4.984%	405,136	389,804
CMO Series 4826 Class KF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 09/15/2048	4.984%	829,791	799,187
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.684%	2,224,798	2,122,866
Freddie Mac REMICS(g)
CMO Series 5300 Class C
09/25/2047	2.000%	3,198,000	2,918,175
Government National Mortgage Association
09/20/2038	7.000%	42,700	45,130
08/20/2039- 01/20/2053	6.000%	8,028,458	8,337,921
07/20/2040- 12/15/2040	3.750%	1,658,202	1,599,794
11/15/2040- 11/20/2040	3.625%	631,456	606,357
12/15/2040	3.490%	1,161,012	1,159,051
06/20/2043- 03/20/2052	3.000%	31,690,790	29,096,401
05/20/2045- 08/20/2052	4.000%	26,801,603	25,891,009
08/15/2047- 04/20/2050	4.500%	10,412,247	10,332,209
01/20/2048- 02/20/2052	3.500%	28,661,815	26,916,671
12/20/2048	5.000%	835,399	849,194
09/20/2050	2.500%	3,508,713	3,122,209
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	308,938	313,674
CMO Series 2005-26 Class XY
03/20/2035	5.500%	278,339	284,649
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	307,216	311,971
CMO Series 2006-17 Class JN
04/20/2036	6.000%	123,159	126,567

46	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	440,760	445,544
CMO Series 2006-69 Class MB
12/20/2036	5.500%	506,449	520,837
CMO Series 2008-23 Class PH
03/20/2038	5.000%	414,130	417,688
CMO Series 2009-104 Class AB
08/16/2039	7.000%	126,767	126,973
CMO Series 2010-130 Class CP
10/16/2040	7.000%	222,358	237,842
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	985	893
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	3,752	3,520
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	31,448	29,466
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	867,723	799,937
CMO Series 2021-23 Class MG
02/20/2051	1.500%	2,898,715	2,459,103
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,399,327	1,424,154
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,583,380	1,566,259
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,387,536	1,375,257
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,251,301	1,258,374
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,579,614	5,533,787
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,395,250	1,973,219
CMO Series 2022-31 Class GH
12/20/2049	2.500%	4,394,293	3,973,406
CMO Series 2022-50 Class DC
08/20/2051	2.500%	2,007,934	1,747,509
CMO Series 2022-84 Class A
01/20/2052	2.500%	2,028,099	1,742,592
Government National Mortgage Association(d)
03/20/2048	4.769%	3,307,464	3,277,314
05/20/2063	4.390%	12,863	12,741
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	3,430	2,896
CMO Series 2011-137 Class WA
07/20/2040	5.593%	433,206	448,787
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-141 Class WC
01/20/2042	3.714%	294,137	284,353
CMO Series 2013-54 Class WA
11/20/2042	4.898%	805,011	808,196
CMO Series 2013-75 Class WA
06/20/2040	5.108%	250,310	253,342
CMO Series 2020-1 Class A
08/20/2070	2.932%	3,356,553	3,017,613
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,763,383	1,771,296
Government National Mortgage Association(n)
02/25/2053	6.000%	11,500,000	11,702,775
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	6.339%	5,999,389	6,230,042
1-year CMT + 1.699% 04/20/2072	6.344%	6,468,371	6,723,940
1-year CMT + 1.738% 04/20/2072	6.373%	5,919,895	6,155,812
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	6.610%	44,169	47,523
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	5.116%	461,809	459,756
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	4.839%	5,497	5,463
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	4.839%	4,902	4,861
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	4.880%	2,944	2,913
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	4.981%	5,248	5,205
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	5.081%	404,282	402,308

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	47

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	4.694%	4,343	4,277
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	4.961%	5,689	5,583
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	5.036%	420,991	418,074
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	4.976%	419,550	416,621
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	5.046%	468,250	466,036
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	5.066%	1,407,750	1,398,544
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750%, Cap 11.000% 09/20/2063	5.316%	820,824	819,959
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 09/20/2063	5.266%	1,180,113	1,177,967
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	5.086%	939,459	933,053
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	5.086%	506,472	500,746
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	5.166%	4,148,230	4,125,395
CMO Series 2016-120 Class FA
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 09/20/2046	5.161%	788,515	769,705
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610%, Cap 99.000% 03/20/2070	5.176%	2,731,681	2,665,190
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	5.259%	5,815,954	5,813,276
Government National Mortgage Association(b),(e)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	1.339%	401,304	18,921
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	1.919%	277,419	8,610
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	1.389%	254,822	3,167
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	1.139%	313,445	10,016
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	2.539%	263,495	11,357
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	1.239%	436,734	21,313
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	1.372%	151,648	8,322
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	1.322%	118,615	8,203

48	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	1.522%	315,443	20,324
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	1.329%	438,738	31,609
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	1.939%	504,194	38,276
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	1.839%	244,580	14,308
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	45,933	38,450
CMO Series 2010-157 Class OP
12/20/2040	0.000%	240,312	202,797
Government National Mortgage Association(e)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	332,836	71,186
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,850,799	3,135,157
Uniform Mortgage-Backed Security TBA(c)
04/13/2053	2.000%	8,400,000	6,943,878
04/13/2053	3.500%	20,200,000	18,769,430
04/13/2053	4.000%	13,050,000	12,481,151
04/13/2053	4.500%	12,850,000	12,590,376
04/13/2053	5.500%	18,300,000	18,484,787
04/13/2053- 05/11/2053	6.000%	33,300,000	33,969,613
04/13/2053	6.500%	10,800,000	11,135,812
Total Residential Mortgage-Backed Securities - Agency (Cost $1,237,995,150)			1,202,421,539

Residential Mortgage-Backed Securities - Non-Agency 3.9%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,903,328	2,717,250
Anchor Mortgage Trust(a),(d)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,256,207
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	810,367	740,517
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,480,650	1,207,759
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	202,895	183,015
ANTLR Mortgage Trust(a),(d)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,337,345
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,194,751
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	23,368	22,521
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	3.566%	15,616	14,395
CMO Series 2003-7 Class 6A
10/25/2033	4.135%	81,170	74,219
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	5.745%	187,522	176,448
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,037,923	977,354
CMO Series 2019-3 Class A1
11/25/2059	2.724%	373,651	357,175
BVRT Financing Trust(a),(b),(g)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	3,938,816	3,938,816
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.949%	130,974	123,509
CMO Series 2007-A1 Class 2A1
02/25/2037	3.644%	52,963	48,446
CMO Series 2007-A1 Class 7A1
02/25/2037	3.789%	21,155	20,591
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	26,673	25,037
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	84,383	82,691

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	49

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	4.157%	61,866	59,003
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,932,654	1,546,780
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,115,819	1,668,809
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	105,945	100,823
CMO Series 2004-3 Class A26
04/25/2034	5.500%	48,421	46,806
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	110,471	109,747
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	39,705	38,027
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	5,007	4,950
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	69,066	67,492
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	129,786	127,591
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	4,821,537	4,601,893
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	2,860,782
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,375,474	1,299,879
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,584,780
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	4,712,820
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	2,940,383
FMC GMSR Issuer Trust(a),(d),(g)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	7,628,000
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,383,615
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	5,597,528
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	5.195%	462,492	391,317
GSMPS Mortgage Loan Trust(a),(d),(e)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	358,431	5,795
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	97,874	97,497
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	5.345%	6,479	5,877
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	4.194%	374,910	351,111
Headlands Residential LLC(a),(d)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	6,811,922
Hundred Acre Wood Trust(a),(g)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	5.445%	143,592	123,679
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	56,220	53,895
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.700% Floor 0.350%, Cap 11.500% 05/25/2036	5.545%	25,264	20,958
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.184%	79,826	75,283
CMO Series 2007-A1 Class 5A5
07/25/2035	3.999%	77,100	73,468
LHOME Mortgage Trust(a),(d)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,118,941

50	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	4.102%	66,036	61,393
CMO Series 2004-13 Class 3A7
11/21/2034	3.866%	119,238	109,931
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	21,742	17,713
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	78,349	75,076
CMO Series 2004-2 Class A2
08/25/2032	6.500%	123,399	118,753
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 11.750% 03/25/2028	5.625%	35,457	32,939
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	5.465%	134,178	122,392
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.750% 04/25/2029	5.305%	111,587	99,558
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.300%, Cap 11.750% 01/25/2030	5.749%	18,211	16,675
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	3.676%	95,189	86,895
CMO Series 2004-A4 Class A2
08/25/2034	3.533%	121,573	109,715
MFA Trust(a),(d)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	853,005	711,634
Mill City Securities Ltd.(a),(d)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	3,883,546
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.651%	112,180	109,923
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	83,665	73,523
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	246,798	225,513
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	5.595%	4,656,600	4,593,030
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	3,371,153	3,051,628
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,241,440	2,092,163
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	2,991,375	2,865,319
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,071,593	1,964,642
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,836,329	3,565,770
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	3,353,783	3,182,439
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	3,046,128	2,799,662
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	3,409,646	3,209,592
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	4,693,408	4,342,355
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	6.260%	3,383,040	3,377,303
RCO VI Mortgage LLC(a),(d)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	5,054,259	4,757,855
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,307,379
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	125,344	125,973
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.400%	190,492	187,678
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,377,584
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,753,449	1,631,289

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	51

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	3,053,656	2,882,440
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	5.521%	273,540	244,388
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	5.401%	241,863	222,946
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	5.361%	248,689	218,271
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	5.507%	132,222	119,536
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	106,122	97,964
CMO Series 2020-3 Class A1
04/25/2065	1.486%	507,732	469,192
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	456,649	414,764
CMO Series 2021-1 Class A1
05/25/2065	1.219%	599,457	515,747
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,987,041	1,645,615
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	5.074%	62,305	56,445
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.330%, Cap 11.000% 10/19/2034	5.421%	155,862	143,203
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.500% Floor 0.250%, Cap 11.000% 07/19/2035	5.261%	98,690	87,035
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	219,355	210,301
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	4.624%	109,345	105,117
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-40A Class 3A2
01/25/2034	4.663%	76,529	72,175
CMO Series 2004-6XS Class A5A
03/25/2034	5.518%	22,631	22,301
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.518%	27,157	26,761
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	3.721%	79,211	71,720
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	774,755	770,575
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	3,131,652	2,978,841
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	3,383,351	3,134,478
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	5,562,768	5,133,748
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	86,205	89,280
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	5,099,001	4,592,326
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,533,025	3,367,910
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,815,078	2,643,887
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,026,968	2,781,180
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,796,784	2,547,224
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	407,516	389,321
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	214,049	207,019
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	184,379	175,987
CMO Series 2020-1 Class A1
01/25/2060	2.417%	419,012	395,128
CMO Series 2020-2 Class A1
05/25/2060	2.226%	396,401	381,931

52	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-5 Class A1
05/25/2065	1.218%	226,567	206,574
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	407,025	396,987
CMO Series 2021-1 Class A1
01/25/2066	0.815%	779,249	650,765
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,456,478	1,225,989
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,388,065	1,149,934
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,711,937	1,334,994
CMO Series 2021-5 Class A1
09/25/2066	1.013%	5,805,065	4,647,525
CMO Series 2021-7 Class A1
10/25/2066	1.829%	2,653,298	2,265,520
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,890,542	1,637,529
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	671,368	607,270
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	775,605	688,338
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	502,743	459,756
VM Master Issuer LLC(a),(d),(f),(g)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,279,709
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	4.230%	168,625	152,526
CMO Series 2003-AR5 Class A7
06/25/2033	3.233%	61,038	55,737
CMO Series 2003-AR6 Class A1
06/25/2033	3.428%	67,122	61,083
CMO Series 2003-AR7 Class A7
08/25/2033	3.818%	111,196	100,355
CMO Series 2004-AR3 Class A2
06/25/2034	3.253%	48,920	43,989
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	8,582	8,370
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2004-U Class A1
10/25/2034	4.017%	105,831	97,655
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $208,620,277)			191,519,698

U.S. Government & Agency Obligations 0.8%

Federal Home Loan Mortgage Corp.(l)
12/14/2029	0.000%	3,534,000	2,702,231
Federal National Mortgage Association(l)
11/15/2030	0.000%	10,386,000	7,671,291
Federal National Mortgage Association
08/21/2035	1.520%	4,535,000	3,152,961
01/25/2036	1.900%	4,045,000	2,928,010
Israel Government AID Bond(l)
11/01/2024	0.000%	5,000,000	4,653,396
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,106,272
Residual Funding Corp.(l)
STRIPS
04/15/2030	0.000%	3,750,000	2,820,114
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,598,382
09/15/2060	4.625%	835,000	829,189
09/15/2065	4.250%	1,423,000	1,334,335
Tennessee Valley Authority(l)
STRIPS
11/01/2025	0.000%	8,500,000	7,578,140
06/15/2035	0.000%	750,000	432,434
Total U.S. Government & Agency Obligations (Cost $44,486,086)			40,806,755

U.S. Treasury Obligations 19.3%

U.S. Treasury
11/30/2024	4.500%	652,000	654,521
02/28/2025	4.625%	4,407,000	4,449,865
03/31/2025	3.875%	4,474,000	4,460,543
04/30/2025	2.875%	8,937,000	8,725,444
05/15/2025	2.750%	10,385,000	10,114,016
07/15/2025	3.000%	5,344,000	5,229,605
11/15/2025	4.500%	1,876,000	1,903,847
11/30/2025	0.375%	2,287,000	2,086,173
12/15/2025	4.000%	279,000	280,068
03/15/2026	4.625%	7,278,000	7,444,029
05/15/2026	1.625%	6,596,000	6,174,990
05/31/2026	0.750%	50,362,000	45,809,748
08/15/2026	1.500%	53,699,000	49,851,970
11/15/2026	2.000%	2,710,000	2,548,882
04/30/2027	0.500%	33,938,200	29,886,827
06/30/2027	3.250%	11,500,000	11,303,242
07/31/2027	0.375%	28,604,000	24,847,490

Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2027	2.750%	6,600,000	6,356,109
08/31/2027	3.125%	7,005,000	6,852,860
09/30/2027	4.125%	10,922,500	11,129,857
12/31/2027	3.875%	2,486,000	2,512,414
01/31/2028	3.500%	16,909,000	16,823,134
02/15/2028	2.750%	14,111,000	13,554,277
02/29/2028	4.000%	4,927,000	5,016,687
03/31/2028	3.625%	39,820,000	39,891,552
08/31/2028	1.125%	4,657,000	4,089,792
10/31/2028	1.375%	34,791,000	30,871,576
11/15/2028	5.250%	1,167,000	1,261,545
02/15/2029	2.625%	4,872,000	4,620,026
02/28/2029	1.875%	7,491,000	6,805,691
05/31/2029	2.750%	11,180,000	10,655,937
06/30/2029	3.250%	7,156,000	7,016,234
07/31/2029	2.625%	2,070,000	1,957,767
08/31/2029	3.125%	6,915,000	6,731,861
09/30/2029	3.875%	6,129,500	6,231,020
01/31/2030	3.500%	2,075,000	2,066,895
02/28/2030	4.000%	7,251,000	7,444,738
02/15/2032	1.875%	24,015,000	21,080,667
08/15/2032	2.750%	19,525,000	18,374,855
02/15/2033	3.500%	13,725,000	13,748,590
08/15/2039	4.500%	7,032,000	7,802,224
05/15/2040	1.125%	24,990,000	16,630,064
08/15/2040	1.125%	33,987,000	22,457,972
11/15/2040	1.375%	128,281,000	88,273,363
02/15/2041	1.875%	18,373,000	13,745,301
02/15/2041	4.750%	2,429,000	2,766,024
05/15/2041	2.250%	21,530,000	17,099,530
08/15/2041	1.750%	89,004,000	64,430,552
11/15/2041	3.125%	1,595,000	1,453,444
08/15/2042	2.750%	14,400,000	12,242,250
08/15/2042	3.375%	1,284,000	1,205,957
11/15/2042	2.750%	6,935,000	5,877,412
02/15/2043	3.125%	2,000,000	1,797,188
02/15/2043	3.875%	6,817,000	6,877,714
11/15/2043	3.750%	3,952,000	3,900,748
02/15/2044	3.625%	9,618,000	9,299,404
05/15/2044	3.375%	5,000,000	4,649,219
02/15/2045	2.500%	11,825,000	9,432,285
08/15/2045	2.875%	13,210,000	11,253,269
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2048	3.375%	4,911,000	4,594,087
11/15/2049	2.375%	19,900,000	15,375,859
02/15/2050	2.000%	2,295,000	1,626,581
02/15/2051	1.875%	22,916,000	15,658,073
05/15/2051	2.375%	17,165,000	13,179,502
08/15/2051	2.000%	40,056,000	28,176,892
11/15/2051	1.875%	2,781,000	1,893,687
02/15/2052	2.250%	35,889,000	26,776,559
08/15/2052	3.000%	19,913,000	17,498,549
11/15/2052	4.000%	14,303,000	15,185,763
02/15/2053	3.625%	14,184,000	14,084,269
U.S. Treasury(l)
STRIPS
08/15/2024	0.000%	1,000,000	944,688
11/15/2024	0.000%	4,500,000	4,210,664
02/15/2025	0.000%	1,000,000	928,555
05/15/2025	0.000%	2,500,000	2,304,199
02/15/2032	0.000%	13,100,000	9,509,781
08/15/2032	0.000%	1,500,000	1,067,930
08/15/2033	0.000%	4,000,000	2,730,469
11/15/2033	0.000%	7,400,000	5,003,672
02/15/2034	0.000%	4,400,000	2,946,969
05/15/2034	0.000%	2,400,000	1,590,281
11/15/2034	0.000%	1,850,000	1,202,572
11/15/2040	0.000%	13,935,000	7,029,010
Total U.S. Treasury Obligations (Cost $1,075,311,262)			955,577,875

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(o),(p)	199,690,605	199,650,667
Total Money Market Funds (Cost $199,644,036)		199,650,667
Total Investments in Securities (Cost: $5,496,937,111)		5,122,019,163
Other Assets & Liabilities, Net		(175,659,244)
Net Assets		4,946,359,919

At March 31, 2023, securities and/or cash totaling $10,268,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
762,870,903 JPY	5,627,452 USD	Goldman Sachs	04/14/2023	—	(127,557)
11,952,658 USD	1,614,275,575 JPY	HSBC	04/14/2023	225,248	—
Total				225,248	(127,557)

54	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	382	06/2023	USD	50,101,688	1,972,960	—
U.S. Treasury 10-Year Note	1,292	06/2023	USD	148,479,063	3,602,893	—
U.S. Treasury 2-Year Note	407	06/2023	USD	84,026,422	1,038,761	—
U.S. Treasury 5-Year Note	504	06/2023	USD	55,191,938	1,168,430	—
U.S. Treasury 5-Year Note	277	06/2023	USD	30,333,664	—	(178,015)
U.S. Treasury Ultra Bond	163	06/2023	USD	23,003,375	1,112,438	—
Total					8,895,482	(178,015)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Citi	06/20/2028	5.000	Quarterly	USD	43,550,000	(439,082)	—	—	—	(439,082)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $1,242,531,972, which represents 25.12% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $30,534,478, which represents 0.62% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(j)	Represents a security in default.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Zero coupon bond.
(m)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2023:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
04/13/2053 3.500%	(8,100,000)	04/13/2023	(7,428,270)	(7,526,355)

(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	70,745,633	582,493,313	(453,590,490)	2,211	199,650,667	19,608	1,102,250	199,690,605
Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023	55

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2023 (Unaudited)
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
56	Variable Portfolio – Partners Core Bond Fund | First Quarter Report 2023

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1QT7052_12_B01_(05/23)